UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Hong T. Le

SMALLCAP World Fund, Inc.

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

SMALLCAP World Fund®
Semi-annual report for the six months ended March 31, 2021

We believe small companies around the world can provide opportunities for investors

SMALLCAP World Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2021:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	72.65%	16.87%	11.27%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 1.06% for Class A shares as of the prospectus dated December 1, 2020.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations and political instability. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for SMALLCAP World Fund for the periods ended March 31, 2021 are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/SMCWX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Letter to investors
2	Investment portfolio
23	Financial statements
27	Notes to financial statements
38	Financial highlights

Results at a glance

For periods ended March 31, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
					Lifetime
	6 months	1 year	5 years	10 years	(since 4/30/90)

SMALLCAP World Fund (Class A shares)	26.01%	83.20%	18.26%	11.93%	10.64%
MSCI All Country World Small Cap Index*	35.09	82.01	13.22	9.23	8.66

*	The MSCI All Country World Small Cap Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Results reflect dividends net of withholding taxes. Because the index was not in existence when the fund’s Class A shares were first sold, cumulative returns through May 31, 1994, reflect the returns of the S&P Developed <$1.2 Billion Index. MSCI source: MSCI. S&P source: S&P Dow Jones Indices LLC.

SMALLCAP World Fund	1

Investment portfolio March 31, 2021	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	47.29%
United Kingdom	7.02
Eurozone*	6.91
Sweden	6.24
Japan	5.55
China	4.95
India	4.29
Canada	2.13
Switzerland	1.79
Other countries	9.03
Short-term securities & other assets less liabilities	4.80
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Slovenia and Spain.

Common stocks 93.45%	Shares	Value (000)
Information technology 21.97%
RingCentral, Inc., Class A1	3,782,955	$1,126,867
MongoDB, Inc., Class A1	2,648,536	708,298
Cree, Inc.[1]	5,287,678	571,757
Sinch AB1,2	2,510,990	441,574
Smartsheet Inc., Class A1	6,141,805	392,584
Netcompany Group AS, non-registered shares[2,3]	2,767,259	263,527
Network International Holdings PLC[1,2,3]	42,315,215	241,312
Ceridian HCM Holding Inc.[1]	2,851,343	240,283
Paycom Software, Inc.[1]	636,350	235,488
Globant SA1	1,128,131	234,211
Alteryx, Inc., Class A1	2,763,000	229,218
Inphi Corp.[1]	1,277,724	227,959
Net One Systems Co., Ltd.[2,3,4]	6,879,958	221,181
EPAM Systems, Inc.[1]	524,583	208,097
BE Semiconductor Industries NV2	2,294,720	193,290
MKS Instruments, Inc.	964,988	178,928
SHIFT Inc.[1,2,3,4]	1,410,900	168,110
TeamViewer AG1,2	3,914,074	167,246
Bottomline Technologies, Inc.[1,3]	3,574,300	161,737
Silergy Corp.[2]	1,966,456	161,173
DocuSign, Inc.[1]	782,029	158,322
agilon health, inc.[1,2,5,6]	131,143	158,276
Lightspeed POS Inc., subordinate voting shares[1]	1,744,719	109,586
Lightspeed POS Inc., subordinate voting shares (CAD denominated)[1]	580,600	36,512
Kingdee International Software Group Co. Ltd.[2]	46,106,093	145,229
Fortnox AB2,3	3,157,984	140,692
Carel Industries SpA[2,3]	6,895,085	140,367
Euronet Worldwide, Inc.[1]	1,011,716	139,920
Endava PLC, Class A (ADR)[1]	1,651,613	139,875
Unimicron Technology Corp.[2]	43,099,000	138,858
Qorvo, Inc.[1]	741,404	135,455
eMemory Technology Inc.[2,3]	4,314,334	135,164
Okta, Inc., Class A1	581,800	128,246
GB Group PLC[2,3]	10,893,800	127,395
Alarm.Com Holdings, Inc.[1]	1,421,000	122,746
Appfolio, Inc., Class A1	862,875	122,019
Softcat PLC[2]	4,826,136	120,660
Keywords Studios PLC[1,2]	3,357,254	119,180
SUMCO Corp.[2]	4,921,100	113,692
Avast PLC[2]	18,002,856	113,194
SimCorp AS2	908,950	112,507
CMC Materials, Inc.	625,448	110,573
Dye & Durham Ltd.[3]	3,126,044	98,679

2	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Dye & Durham Ltd.[2,3,7]	363,557	$11,419
Douzone Bizon Co., Ltd.[2]	1,250,786	109,285
Alignment Healthcare, Inc.[1,4]	4,927,200	108,053
CDW Corp.	650,000	107,738
Tokai Carbon Korea Co., Ltd.[2,3]	613,295	102,379
Jamf Holding Corp.[1]	2,814,418	99,405
Viavi Solutions Inc.[1]	6,267,697	98,403
Yeahka Ltd.[1,2,4]	13,892,200	97,533
Megaport Ltd.[1,2,3]	11,040,000	93,718
VisEra Technologies Company Ltd.[1,2,5,6]	11,090,000	93,281
Tanla Platforms Ltd.[2,3]	8,263,777	92,418
Nagarro SE1,2,3	831,007	91,212
Nordic Semiconductor ASA[1,2]	5,059,169	90,701
Justsystems Corp.[2]	1,617,921	89,302
Nuvei Corp., subordinate voting shares[1]	1,400,000	84,700
Vitec Software Group AB, Class B2	1,969,860	84,693
Halma PLC[2]	2,521,862	82,554
PAR Technology Corp.[1,3,4]	1,237,078	80,917
MACOM Technology Solutions Holdings, Inc.[1]	1,387,000	80,474
Hamamatsu Photonics KK2	1,289,450	76,432
Bentley Systems, Inc., Class B4	1,586,700	74,464
Computer Age Management Services Ltd.[2,3]	2,903,879	73,424
Kulicke and Soffa Industries, Inc.	1,494,366	73,388
Vanguard International Semiconductor Corp.[2]	19,173,948	73,233
Nuance Communications, Inc.[1]	1,672,000	72,966
Olo, Inc., Class A1	2,745,730	72,460
Ideagen PLC[2,3]	18,023,379	72,349
Bechtle AG, non-registered shares[2]	376,921	70,680
LEM Holding SA2	36,500	70,520
ALTEN SA, non-registered shares[1,2]	589,000	69,156
Elastic NV, non-registered shares[1]	618,500	68,777
ON Semiconductor Corp.[1]	1,645,700	68,478
Global Unichip Corp.[2]	4,813,000	68,067
Teradata Corp.[1]	1,736,202	66,913
Cognex Corp.	800,000	66,392
Agora, Inc. (ADR)[1,4]	1,305,000	65,602
Repay Holdings Corp., Class A1	2,789,000	65,486
Novanta Inc.[1]	493,422	65,077
Oneconnect Financial Technology Co., Ltd. (ADR)[1]	4,399,924	65,031
INFICON Holding AG2	61,865	65,014
BlackLine, Inc.[1]	595,000	64,498
Concentrix Corp.[1]	428,914	64,217
Computer Services, Inc.	1,084,411	63,980
BTRS Holdings Inc., Class A1	4,340,000	62,800
Pegasystems Inc.	542,025	61,975
C3.ai, Inc., Class A1,4	940,126	61,964
Money Forward, Inc.[1,2]	1,609,504	61,268
Chindata Group Holdings Ltd., Class A (ADR)[1,4]	3,693,029	61,083
Avalara, Inc.[1]	451,914	60,299
Aspen Technology, Inc.[1]	417,000	60,186
Plaid, Inc.[1,2,4]	1,708,400	56,571
Kinaxis Inc.[1]	478,500	55,842
SVMK Inc.[1]	3,044,478	55,775
AIXTRON SE1,2	2,434,518	55,330
Pexip Holding ASA[1,2]	4,932,034	55,187
LPKF Laser & Electronics AG, non-registered shares[2,3,4]	1,959,515	54,682
Unifiedpost Group SA1,2,3	2,470,158	53,646
Flex Ltd.[1]	2,917,808	53,425
Fabrinet, non-registered shares[1]	566,225	51,181
Anaplan, Inc.[1]	941,267	50,687
EVERTEC, Inc.	1,355,754	50,461
AI inside Inc.[1,2,4]	155,969	50,319
Dexerials Corp.[2]	2,902,900	49,796
QAD Inc., Class A	728,879	48,529
Coforge Ltd.[2]	1,193,787	47,902
Silicon Laboratories Inc.[1]	324,000	45,707
Disco Corp.[2]	131,500	41,663
Appen Ltd.[2]	3,440,729	41,598
Asana, Inc., Class A1,4	1,449,793	41,435

SMALLCAP World Fund	3

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Trimble Inc.[1]	530,000	$41,229
Rapid7, Inc.[1]	551,500	41,147
CANCOM SE, non-registered shares[2]	692,786	39,928
Trustpilot AS1,2	10,926,273	39,917
TravelSky Technology Ltd., Class H2	15,826,000	37,169
Zendesk, Inc.[1]	273,000	36,205
Comet Holding AG1,2	155,094	35,606
CDK Global, Inc.	654,477	35,381
BigCommerce Holdings, Inc., Series 1[1,4]	610,000	35,258
Appier Group, Inc.[1,2]	2,395,300	34,829
Boku, Inc.[1,2,7]	14,127,290	34,487
SINBON Electronics Co., Ltd.[1,2]	3,649,000	33,973
Marqeta, Inc.[1,2,5,6]	1,653,393	32,572
SailPoint Technologies Holdings, Inc.[1]	585,700	29,660
Maruwa Co., Ltd.[2]	284,700	29,424
Reply SpA[2]	230,039	29,099
Crayon Group Holding ASA[1,2]	1,850,713	29,085
Venustech Group Inc., Class A2	5,493,430	28,000
NHN KCP Corp.[1,2]	614,181	27,307
Renishaw PLC[2]	305,400	26,975
Paylocity Holding Corp.[1]	150,000	26,975
EcoOnline Holding AS1,2,3	10,000,000	26,540
Smaregi, Inc.[1,2,3,4]	504,200	26,006
Conductor Technology Ltd.[1,2,3,5,6]	4,318,937	26,000
Vontier Corp.[1]	850,000	25,730
Pushpay Holdings Ltd.[1,2,4]	17,654,124	25,712
Fineos Corp Holdings PLC[1,2]	7,975,643	23,671
Semtech Corp.[1]	330,900	22,832
Globalwafers Co., Ltd.[2]	777,000	20,662
GMO Payment Gateway, Inc.[2]	153,000	20,488
FDM Group (Holdings) PLC[2]	1,415,000	19,669
Cloudflare, Inc., Class A1	264,395	18,576
SpiderPlus & Co.[1,2]	1,265,900	18,395
Zebra Technologies Corp., Class A1	36,300	17,612
eCloudvalley Digital Technology Co., Ltd.[2]	1,896,100	17,552
Nemetschek SE2	249,687	15,929
Coupa Software Inc.[1]	61,500	15,651
ASM Pacific Technology Ltd.[2]	1,131,279	14,493
Fair Isaac Corp.[1]	29,100	14,144
JFrog Ltd.[1,4]	303,590	13,470
AAC Technologies Holdings Inc.[2,4]	2,629,000	13,327
LiveRamp Holdings, Inc.[1]	251,800	13,063
BasWare Oyj[1,2]	297,700	12,792
Zuken Inc.[2]	482,700	12,306
nCino, Inc.[1]	167,500	11,176
Hennge KK1,2	159,000	10,754
SiTime Corp.[1]	97,750	9,638
Allegro Microsystems, Inc.[1]	371,700	9,423
Patreon, Inc., Class B1,2,5,6	189,951	8,994
Adesso SE, non-registered shares[2]	61,600	7,828
NCC Group PLC[2]	2,126,000	7,561
ACV Auctions Inc., Class A1,4	204,100	7,064
Qt Group Oyj[1,2]	66,500	6,971
Bouvet ASA[2]	90,700	6,703
Mensch und Maschine Software SE2	96,000	6,349
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H2	4,666,000	5,935
Lime Technologies AB2	139,737	5,820
Sabre Corp.[1,4]	371,400	5,500
Yotpo Ltd.[1,2,5,6,7]	2,620,102	5,475
908 Devices Inc.[1]	112,500	5,456
Topicus.com Inc., subordinate voting shares[1]	79,000	5,189
Foursquare Labs, Inc., Series A1,2,5,6,7	1,970,385	5,084
NCR Corp.[1]	93,500	3,548
Ming Yuan Cloud Group Holdings Ltd.[1,2,4]	395,000	1,828
		15,259,229

4	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary 18.86%
Evolution Gaming Group AB2	8,991,573	$1,324,424
TopBuild Corp.[1,3]	2,310,029	483,789
YETI Holdings, Inc.[1,3]	6,054,875	437,223
Floor & Decor Holdings, Inc., Class A1	4,124,900	393,845
Helen of Troy Ltd.[1,3]	1,499,591	315,904
Thor Industries, Inc.	2,315,800	312,031
Ocado Group PLC[1,2]	10,398,813	291,781
DraftKings Inc., Class A1	4,693,954	287,880
IDP Education Ltd.[2,3,4]	14,746,276	268,662
Tube Investments of India Ltd.[2,3]	13,950,550	228,411
Shop Apotheke Europe NV, non-registered shares[1,2,3,4]	1,023,421	223,257
Dollarama Inc.	5,010,000	221,338
Jiumaojiu International Holdings Ltd.[1,2]	54,634,000	219,026
Entain PLC[1,2]	10,190,944	213,347
Food & Life Companies Ltd.[2]	4,755,600	210,777
Wyndham Hotels & Resorts, Inc.	3,000,601	209,382
Six Flags Entertainment Corp.	4,193,532	194,873
Coursera, Inc.[1,2,7]	3,273,164	126,671
Coursera, Inc.[1]	1,361,700	61,277
Kindred Group PLC (SDR)[2]	10,637,000	186,984
zooplus AG, non-registered shares[1,2,3]	571,544	163,234
Momo.com Inc.[2]	4,433,000	154,923
Five Below, Inc.[1]	804,402	153,472
ASOS PLC[1,2]	1,941,257	148,164
Williams-Sonoma, Inc.	800,000	143,360
BHG Group AB1,2,3,4	8,460,837	140,881
frontdoor, inc.[1]	2,573,000	138,299
KB Home	2,957,918	137,632
Pool Corp.	391,999	135,334
Wayfair Inc., Class A1	416,000	130,936
Strategic Education, Inc.[3]	1,275,711	117,251
Domino’s Pizza Group PLC[2,3]	24,475,815	117,150
Bright Horizons Family Solutions Inc.[1]	678,549	116,337
Moncler SpA[1,2]	2,015,000	115,749
Mattel, Inc.[1]	5,700,000	113,544
Arco Platform Ltd., Class A1	4,336,715	109,892
Lennar Corp., Class A	1,058,458	107,148
Lennar Corp., Class B	21,169	1,743
Inchcape PLC[2]	10,268,000	106,404
Red Rock Resorts, Inc., Class A	3,142,436	102,412
Bajaj Electricals Ltd.[1,2,3]	7,218,607	96,573
Vroom, Inc.[1]	2,460,700	95,943
Jumbo SA2	5,206,161	95,472
Desenio Group AB1,2,3	9,777,722	95,164
Leslie’s, Inc.[1]	3,872,745	94,844
Norwegian Cruise Line Holdings Ltd.[1]	3,397,628	93,741
Kontoor Brands, Inc.	1,910,000	92,692
Everi Holdings Inc.[1,3]	6,391,106	90,178
WH Smith PLC[1,2]	3,619,000	89,684
Bafang Electric (Suzhou) Co., Ltd., Class A2	3,058,340	89,501
Mercari, Inc.[1,2]	1,930,000	88,003
MIPS AB2	1,195,000	85,513
Basic-Fit NV1,2	2,172,760	83,695
Musti Group Oyj[2,3]	2,383,295	77,012
Domino’s Pizza, Inc.	208,000	76,500
Games Workshop Group PLC[2]	556,237	76,410
Purple Innovation, Inc., Class A1	2,403,000	76,055
Dr. Martens PLC[1,2]	11,875,000	74,193
Etsy, Inc.[1]	366,850	73,983
Porch Group, Inc.[1,3,4]	4,173,853	73,877
Levi Strauss & Co., Class A	2,950,000	70,534
Nien Made Enterprise Co., Ltd.[2]	4,920,000	68,714
Salvatore Ferragamo SpA[1,2,4]	3,438,714	66,019
SSP Group PLC[1,2]	12,629,140	64,848
Polaris Inc.	485,000	64,747
Skechers USA, Inc., Class A1	1,550,000	64,650
AcadeMedia AB2,3	6,677,436	62,628
M.D.C. Holdings, Inc.	1,044,930	62,069
Cairn Homes PLC[1,2,3]	50,520,000	61,718

SMALLCAP World Fund	5

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
China MeiDong Auto Holdings Ltd.[2]	12,776,000	$59,287
Toll Brothers, Inc.	1,043,184	59,180
Just Eat Takeaway (EUR denominated)[1,2]	638,400	59,009
POYA International Co., Ltd.[1,2]	2,795,527	58,590
Trainline PLC[1,2]	9,163,000	57,987
Tongcheng-Elong Holdings Ltd.[1,2,4]	24,515,800	55,517
Watches of Switzerland Group PLC[1,2]	6,084,000	55,435
Flutter Entertainment PLC (CDI)[1,2]	259,095	55,397
Century Communities, Inc.[1]	911,000	54,952
B&M European Value Retail SA2	7,408,252	53,913
Grand Canyon Education, Inc.[1]	500,000	53,550
MGM China Holdings, Ltd.[2,4]	29,188,648	51,981
Ace Hardware Indonesia Tbk PT2	489,450,000	51,427
Cie. Plastic Omnium SA2	1,348,533	49,420
Gourmet Master Co. Ltd.[2]	7,723,000	47,355
Westwing Group AG, non-registered shares[1,2]	952,000	43,976
D.R. Horton, Inc.	490,000	43,669
Darden Restaurants, Inc.	303,300	43,069
Auction Technology Group PLC[1,2]	3,808,232	43,050
Melco International Development Ltd.[2]	20,992,000	42,926
Lojas Quero-Quero SA3	14,974,560	40,758
B2W - Cia. Digital, ordinary nominative[1]	3,763,361	40,618
Caesars Entertainment, Inc.[1]	452,300	39,554
China East Education Holdings Ltd.[2]	17,877,286	39,046
Patrick Industries, Inc.	457,070	38,851
Cavco Industries, Inc.[1]	170,870	38,550
Pets at Home Group PLC[2]	6,752,000	38,449
Brunello Cucinelli SpA[1,2,4]	864,000	37,195
Beazer Homes USA, Inc.[1,3]	1,659,813	34,723
Cooper Tire & Rubber Co.	616,000	34,484
MakeMyTrip Ltd., non-registered shares[1]	1,091,499	34,470
Countryside Properties PLC[1,2]	4,604,600	32,261
Macy’s, Inc.[1]	1,900,000	30,761
Relaxo Footwears Ltd.[1,2]	2,462,720	29,565
Nordstrom, Inc.[1]	760,000	28,781
Hilton Grand Vacations Inc.[1]	739,700	27,731
Mazda Motor Corp.[1,2]	3,264,000	26,802
Nokian Renkaat Oyj[2]	738,000	26,770
Thule Group AB2	616,800	26,762
OneSpaWorld Holdings Ltd.	2,403,548	25,598
Asbury Automotive Group, Inc.[1]	123,902	24,347
Paltac Corp.[2,4]	434,000	23,530
Elior Group SA2,4	3,087,500	22,929
Terminix Global Holdings, Inc.[1]	455,300	21,704
LGI Homes, Inc.[1]	144,956	21,643
Vail Resorts, Inc.[1]	71,000	20,708
Roland Corp.[2,4]	530,600	19,220
Graham Holdings Co., Class B	34,000	19,123
Leifheit AG, non-registered shares[1,2]	347,329	18,413
Chow Sang Sang Holdings International Ltd.[2]	11,696,700	18,114
Lordstown Motors Corp., Class A1,4	1,495,000	17,596
Jamna Auto Industries Ltd.[2]	17,988,741	16,712
Detsky Mir PJSC[2]	8,637,280	16,292
Bloomberry Resorts Corp.[1,2]	111,616,700	16,008
Central Automotive Products Ltd.[2]	633,200	15,902
Dalata Hotel Group PLC[1,2]	3,000,900	15,103
Aston Martin Lagonda Global Holdings PLC[1,2,4]	548,289	15,092
Zhongsheng Group Holdings Ltd.[2]	2,121,500	14,956
Del Taco Restaurants, Inc.	1,438,200	13,778
Aramark	356,556	13,471
Westlife Development Ltd.[1,2]	1,928,968	12,148
Fox Factory Holding Corp.[1]	61,853	7,859
Royal Caribbean Cruises Ltd.	78,017	6,679
Samsonite International SA1,2	3,426,300	6,635
Cyrela Brazil Realty SA, ordinary nominative	1,471,300	6,443
At Home Group Inc.[1]	195,796	5,619

6	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Lojas Americanas SA, ordinary nominative	1,232,000	$4,553
China Zenix Auto International Ltd. (ADR)[1]	2,152,000	861
BNN Technology PLC[1,2,3,5]	19,007,000	—	[8]
		13,096,564

Health care 17.90%
Insulet Corp.[1]	3,084,282	804,751
Molina Healthcare, Inc.[1]	2,407,600	562,801
NovoCure Ltd.[1]	3,621,597	478,703
Haemonetics Corp.[1,3]	4,061,417	450,858
Allakos Inc.[1,3]	3,861,038	443,170
CanSino Biologics Inc., Class H1,2,4	10,536,204	400,079
Notre Dame Intermédica Participações SA	21,680,129	318,925
Pacific Biosciences of California, Inc.[1]	8,834,976	294,293
Ultragenyx Pharmaceutical Inc.[1]	2,222,970	253,107
Centene Corp.[1]	3,437,674	219,702
Biohaven Pharmaceutical Holding Co. Ltd.[1]	3,036,782	207,564
DexCom, Inc.[1]	552,500	198,563
Amplifon SpA[1,2]	5,286,500	197,084
Zai Lab Ltd. (ADR)[1]	1,449,910	193,461
GVS SpA[1,2,3]	12,158,629	191,234
Pharmaron Beijing Co., Ltd., Class H2	9,308,000	177,066
PRA Health Sciences, Inc.[1]	997,350	152,924
Mani, Inc.[2,3]	5,922,882	149,147
Integra LifeSciences Holdings Corp.[1]	2,057,030	142,120
Penumbra, Inc.[1]	508,744	137,656
Fagron NV2,3	5,478,326	121,584
Vitrolife AB1,2	4,126,000	121,146
Health Catalyst, Inc.[1,3]	2,566,977	120,058
Metropolis Healthcare Ltd.[2,3]	3,872,946	118,898
Exact Sciences Corp.[1]	890,000	117,284
Revance Therapeutics, Inc.[1,3]	4,116,732	115,063
Applied Molecular Transport Inc.[1,3,4]	2,602,043	114,516
Nevro Corp.[1]	818,880	114,234
Max Healthcare Institute Ltd.[1,2]	38,458,133	108,677
Allogene Therapeutics, Inc.[1]	3,076,804	108,611
Vir Biotechnology, Inc.[1]	2,106,538	108,002
Legend Biotech Corp., Class A1,2	3,968,666	57,585
Legend Biotech Corp. (ADR)[1,4]	1,705,067	49,481
Silk Road Medical, Inc.[1,3]	2,078,000	105,251
Bachem Holding AG, Class B2	242,760	104,063
Shandong Pharmaceutical Glass Co., Ltd., Class A2	16,891,376	102,497
Genus PLC[2]	1,519,000	101,746
TG Therapeutics, Inc.[1]	2,072,833	99,911
Ocumension Therapeutics[1,2,3,4]	33,612,500	99,651
Globus Medical, Inc., Class A1	1,605,634	99,019
New Frontier Health Corp., Class A1,3,7	8,513,186	96,199
CELLINK AB, Class B1,2,4	1,916,188	82,283
CELLINK AB, Class B1,2	265,000	11,379
Fisher & Paykel Healthcare Corp. Ltd.[2]	4,131,500	92,768
Kronos Bio, Inc.[1,3]	2,205,791	64,564
Kronos Bio, Inc.[1,2,3,4,7]	928,792	26,642
WuXi Biologics (Cayman) Inc.[1,2]	7,195,500	90,764
Seer, Inc., Class A1,4	1,801,450	90,109
CONMED Corp.	683,387	89,244
Twist Bioscience Corp.[1]	704,000	87,197
Addus HomeCare Corp.[1,3]	803,600	84,049
Cortexyme, Inc.[1,3,4]	2,257,487	81,337
CompuGroup Medical SE & Co. KGaA[2]	906,900	76,630
Shockwave Medical, Inc.[1]	585,000	76,202
Novavax, Inc.[1]	411,000	74,518
Oak Street Health, Inc.[1,4]	1,293,500	70,198
Cellectis SA (ADR)[1,3,4]	2,214,336	44,752
Cellectis SA, non-registered shares[1,2,3]	1,181,240	23,512
Gland Pharma Ltd.[1,2]	1,970,452	66,939
Natera, Inc.[1]	643,000	65,290
Glaukos Corp.[1]	750,322	62,975
STAAR Surgical Co.[1]	597,024	62,932

SMALLCAP World Fund	7

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Guardant Health, Inc.[1]	409,500	$62,510
Tandem Diabetes Care, Inc.[1]	701,800	61,934
CRISPR Therapeutics AG1	495,405	60,365
Revolution Medicines, Inc.[1]	1,228,000	56,341
Carl Zeiss Meditec AG, non-registered shares[2]	368,406	55,528
Editas Medicine, Inc.[1]	1,300,000	54,600
Genetron Holdings Ltd. (ADR)[1]	2,472,191	53,053
Sysmex Corp.[2]	488,900	52,824
Hutchison China MediTech Ltd. (ADR)[1]	1,844,580	52,109
AddLife AB, Class B2	2,861,586	51,414
Ambu AS, Class B, non-registered shares[2]	1,070,500	50,283
NuVasive, Inc.[1]	766,000	50,219
Madrigal Pharmaceuticals, Inc.[1]	428,422	50,113
Poly Medicure Ltd.[1,2]	4,440,543	50,028
Adaptimmune Therapeutics PLC (ADR)[1,3]	9,323,900	49,510
Rubius Therapeutics, Inc.[1,4]	1,866,729	49,468
Sosei Group Corp.[1,2,4]	2,744,100	49,030
Pulmonx Corp.[1]	1,060,000	48,484
Inari Medical, Inc.[1]	450,000	48,150
Hikma Pharmaceuticals PLC[2]	1,521,400	47,725
Revenio Group Oyj, non-registered shares[2]	792,790	47,086
Nakanishi Inc.[2]	2,255,800	47,041
Adaptive Biotechnologies Corp.[1]	1,147,052	46,180
MorphoSys AG, non-registered shares[1,2]	510,875	44,525
Genmab A/S1,2	135,000	44,370
Precision BioSciences, Inc.[1,3]	4,062,000	42,042
Teladoc Health, Inc.[1]	230,000	41,802
Phreesia, Inc.[1]	795,384	41,440
iRhythm Technologies, Inc.[1]	293,299	40,727
Incyte Corp.[1]	474,000	38,522
Zealand Pharma A/S1,2	1,209,245	38,325
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A2	1,949,981	38,001
KRKA, dd, Novo mesto[2]	335,262	37,193
Encompass Health Corp.	443,400	36,314
Genomma Lab Internacional, SAB de CV, Series B1	35,953,000	36,253
Xenon Pharmaceuticals Inc.[1,4]	2,019,226	36,144
Olink Holding AB (ADR)[1]	1,000,000	36,000
Hypera SA, ordinary nominative	5,957,283	33,900
Amvis Holdings, Inc.[2]	602,300	33,343
Berkeley Lights, Inc.[1]	660,248	33,164
Hangzhou Tigermed Consulting Co., Ltd., Class A2	1,391,152	31,961
Autolus Therapeutics PLC (ADR)[1,3,4]	5,228,534	29,959
CellaVision AB, non-registered shares[1,2]	789,300	29,282
Signify Health, Inc., Class A1	1,000,000	29,260
Laurus Labs Ltd.[2]	5,896,000	29,251
Acutus Medical, Inc.[1,3,4]	2,117,967	28,317
Covetrus Inc.[1]	925,000	27,722
Acerta Pharma BV1,2,5,6	195,556,815	27,006
Syneos Health, Inc., Class A1	353,500	26,813
Asahi Intecc Co., Ltd.[2]	962,400	26,577
Innovage Holding Corp.[1]	1,030,400	26,574
Arjo AB, Class B2	3,455,700	25,743
Fleury SA, ordinary nominative	5,540,900	25,201
Menicon Co., Ltd.[2]	421,000	24,898
Inhibrx, Inc.[1,4]	1,200,000	24,084
Scholar Rock Holding Corp.[1]	475,000	24,063
New Horizon Health Ltd.[1,2]	3,170,100	23,733
Medacta Group SA1,2	216,959	23,330
UDG Healthcare PLC[2]	2,117,403	22,929
American Well Corp., Class A1,4	1,294,000	22,477
Altimmune, Inc.[1,4]	1,404,000	19,839
Alnylam Pharmaceuticals, Inc.[1]	137,700	19,442
Chemed Corp.	42,000	19,312
Karuna Therapeutics, Inc.[1]	158,600	19,068
Global Blood Therapeutics, Inc.[1]	467,520	19,051
WIN-Partners Co., Ltd.[2,3]	1,982,700	18,885
Creo Medical Group PLC[1,2]	6,326,998	18,840
Certara, Inc.[1]	684,863	18,697
Classys Inc.[2]	1,437,441	18,432

8	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Jacobio Pharmaceuticals Group Co., Ltd.[1,2]	8,876,100	$18,353
NuCana PLC (ADR)[1,3]	3,664,931	18,288
Grifols, SA, Class B (ADR)	616,400	10,658
Grifols, SA, Class A, non-registered shares[2]	270,000	7,068
Schrodinger, Inc.[1]	232,084	17,706
Gracell Biotechnologies Inc., Class A (ADR)[1,4]	1,112,033	17,125
Adagene Inc. (ADR)[1,4]	923,269	16,573
GW Pharmaceuticals PLC (ADR)[1]	74,600	16,181
OdontoPrev SA, ordinary nominative	6,925,700	16,180
Zentalis Pharmaceuticals, Inc.[1]	370,000	16,054
Eargo, Inc.[1,4]	311,668	15,568
Sana Biotechnology, Inc.[1,4]	426,000	14,258
Black Diamond Therapeutics, Inc.[1]	525,000	12,736
Deciphera Pharmaceuticals, Inc.[1]	270,000	12,107
Uniphar PLC[2]	3,959,824	11,889
HBM Holdings Ltd.[1,2]	10,230,000	11,748
Lucira Health, Inc.[1,4]	892,287	10,797
Cronos Group Inc.[1,4]	1,135,000	10,730
Bonesupport Holding AB1,2	1,169,600	8,035
Sarepta Therapeutics, Inc.[1]	86,500	6,447
Bausch Health Companies Inc.[1]	200,000	6,348
ChemoMetec A/S2	53,500	5,077
Galapagos NV1,2	62,989	4,885
Amedisys, Inc.[1]	17,200	4,554
Xvivo Perfusion AB1,2	135,500	4,249
Strides Pharma Science Ltd.[2]	303,791	3,513
Surgical Science Sweden AB1,2	255,668	3,375
Antares Vision SpA[1,2]	5,208	69
NMC Health PLC[1,2,5]	911,693	13
		12,428,358

Industrials 16.19%
IMCD NV2,3	3,519,136	489,109
Meggitt PLC[1,2,3]	51,567,409	339,513
Diploma PLC[2,3]	9,167,769	322,106
NIBE Industrier AB, Class B2	10,200,069	316,350
Saia, Inc.[1,3]	1,354,811	312,392
VAT Group AG2	1,109,546	310,990
Nihon M&A Center Inc.[2]	10,162,160	275,933
Wizz Air Holdings PLC[1,2]	3,902,224	259,488
Rexnord Corp.	4,878,500	229,729
Marel hf.[2]	32,552,360	221,284
Arcosa, Inc.[3]	3,343,448	217,625
BayCurrent Consulting, Inc.[2,3,4]	939,200	215,460
BWX Technologies, Inc.	3,251,743	214,420
MonotaRO Co., Ltd.[2]	7,408,200	201,445
Stericycle, Inc.[1]	2,806,338	189,456
Armstrong World Industries, Inc.	2,018,111	181,812
Harmonic Drive Systems Inc.[2]	2,601,950	176,707
BELIMO Holding AG2	21,849	176,685
Boyd Group Services Inc.[4]	1,023,671	173,455
Nolato AB, Class B1,2	1,896,175	168,912
Spirax-Sarco Engineering PLC[2]	1,035,200	162,727
Havells India Ltd.[2]	11,010,155	158,628
Matson, Inc.[3]	2,174,000	145,006
Interpump Group SpA[2]	2,811,292	141,693
ManpowerGroup Inc.	1,408,000	139,251
Ever Sunshine Lifestyle Services Group Ltd.[2,4]	54,408,000	137,858
Instalco AB2,3	3,457,000	126,480
Japan Elevator Service Holdings Co., Ltd.[2,3]	5,618,054	121,236
Willscot Mobile Mini Holdings Corp., Class A1	4,245,000	117,799
Bingo Industries Ltd.[2,3,4]	49,082,191	112,882
TransDigm Group Inc.[1]	190,000	111,705
Generac Holdings Inc.[1]	338,380	110,803
International Container Terminal Services, Inc.[2]	44,009,076	109,812
Shoals Technologies Group, Inc., Class A1	3,117,344	108,421
Avon Rubber PLC[2,3]	2,387,963	104,057
Alfen NV1,2,3	1,235,400	102,108

SMALLCAP World Fund	9

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Granite Construction Inc.[3]	2,515,294	$101,241
Graco Inc.	1,374,000	98,406
Masco Corp.	1,625,000	97,338
Comfort Systems USA, Inc.	1,265,279	94,605
Kratos Defense & Security Solutions, Inc.[1]	3,376,853	92,121
TFI International Inc. (CAD denominated)	1,130,000	84,703
TFI International Inc.	68,200	5,098
Japan Airport Terminal Co. Ltd.[2]	1,776,400	87,496
Atlas Corp.[4]	6,300,000	85,995
IDEX Corp.	402,700	84,293
Ceres Power Holdings PLC[1,2]	4,849,695	84,040
Guangzhou Baiyun International Airport Co. Ltd., Class A2	41,001,727	83,621
Kajaria Ceramics Ltd.[2]	6,480,538	82,363
Sweco AB, Class B, non-registered shares[2]	4,824,600	78,786
Woodward, Inc.	649,000	78,289
Watsco, Inc.	300,000	78,225
Lifco AB, Class B2	839,000	77,938
Aalberts NV, non-registered shares[2]	1,518,000	76,929
TechnoPro Holdings, Inc.[2]	903,900	75,757
Hefei Meyer Optoelectronic Technology Inc., Class A2	11,400,472	73,616
Sun Country Airlines Holdings, Inc.[1,4]	2,100,000	71,988
Trinity Industries, Inc.	2,513,238	71,602
Melrose Industries PLC[1,2]	30,830,657	70,960
Waste Connections, Inc.	570,000	61,549
Kingspan Group PLC[2]	724,000	61,380
HomeServe PLC[2]	3,506,500	58,073
IR Japan Holdings, Ltd.[2,4]	462,300	56,011
Centre Testing International Group Co., Ltd.[2]	12,715,436	55,377
FTI Consulting, Inc.[1]	384,400	53,858
DO & CO AG, non-registered shares[1,2,3,4]	666,050	53,763
Grace Technology, Inc.[2,3,4]	2,055,800	53,719
Vicor Corp., Class A1	613,510	52,167
Pegasus Hava Tasimaciligi AS1,2,3	5,860,844	51,463
Chart Industries, Inc.[1]	354,512	50,465
Marlowe PLC[1,2,3,7]	4,780,945	47,456
Marlowe PLC[1,2,3]	287,685	2,856
Cleanaway Waste Management Ltd.[2]	30,002,998	50,263
CAE Inc.	1,750,000	49,867
John Bean Technologies Corp.	367,061	48,944
Upwork Inc.[1]	1,077,246	48,228
Kadant Inc.	255,734	47,313
AF Poyry, Class B1,2	1,553,500	45,973
Fasadgruppen Group AB1,2,3	3,543,900	45,853
Textron Inc.	780,000	43,742
Addtech AB, Class B2	2,907,036	43,269
Barrett Business Services, Inc.[3]	610,765	42,057
Howden Joinery Group PLC[2]	4,143,379	41,883
LIXIL Corp.[2]	1,483,100	41,328
CoStar Group, Inc.[1]	50,000	41,095
Han’s Laser Technology Industry Group Co., Ltd., Class A2	6,321,881	40,981
Air Lease Corp., Class A	835,600	40,944
easyJet PLC[1,2]	3,000,000	40,485
Azelio AB1,2,3	5,786,000	40,276
Rumo SA1	11,166,735	40,174
Montrose Environmental Group, Inc.[1]	788,989	39,599
ESCO Technologies Inc.	359,144	39,107
EnPro Industries, Inc.	452,824	38,612
Haitian International Holdings Ltd.[2]	9,628,000	38,452
Indutrade AB1,2	1,653,822	38,184
XP Power Ltd.[2]	583,458	37,801
Cummins India Ltd.[2]	3,000,000	37,781
The AZEK Company Inc., Class A1	864,400	36,348
Cargotec Corp., Class B, non-registered shares[2]	661,596	35,770
Builders FirstSource, Inc.[1]	760,228	35,252
Advanced Drainage Systems, Inc.	323,056	33,401
Interface, Inc.	2,619,158	32,687
CSW Industrials, Inc.	240,607	32,482
Grupo Aeroportuario del Sureste, SA de CV, Series B1	1,756,000	31,189
PGT Innovations, Inc.[1]	1,133,000	28,608

10	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Astral Poly Technik Ltd.[2]	1,278,609	$28,319
Driven Brands Holdings Inc.[1]	1,090,300	27,715
IAA, Inc.[1]	491,500	27,101
ICF International, Inc.	271,320	23,713
Imperial Logistics Ltd.[2]	7,386,000	23,670
INVISIO AB2	950,000	22,733
Quantafuel AS1,2	4,097,505	21,585
Troax Group AB2	747,300	20,788
Grafton Group PLC[2]	1,437,900	20,303
Oshkosh Corp.	150,000	17,799
Hexagon Purus LLC[1,2]	2,742,796	16,619
Sitowise Group PLC[1,2,4]	1,530,182	15,217
Nitto Boseki Co., Ltd.[2,4]	414,000	15,098
Boa Vista Servicos SA	6,700,600	13,702
Coor Service Management Holding AB1,2	1,450,000	11,771
JELD-WEN Holding, Inc.[1]	415,000	11,491
McPhy Energy SA1,2	290,100	11,095
Sdiptech AB, Class B1,2	261,000	9,947
Mersen SA1,2	277,189	9,656
Curtiss-Wright Corp.	79,500	9,429
Interroll Holding AG2	2,650	9,364
RWS Holdings PLC[2]	1,020,000	8,565
Fluidra, SA, non-registered shares[2]	295,000	8,425
Munters Group AB1,2	1,005,660	8,349
UFP Industries, Inc.	103,344	7,838
Hydrogenpro AS1,2	980,500	4,838
Volution Group PLC[2]	848,620	4,621
Hensoldt AG1,2	224,187	3,445
Beijer Ref AB, Class B2	43,775	1,924
		11,239,952

Financials 8.06%
SVB Financial Group[1]	606,500	299,405
Ares Management Corp., Class A	5,174,776	289,943
East West Bancorp, Inc.	3,044,577	224,690
Essent Group Ltd.	4,507,800	214,075
Janus Henderson Group PLC	6,819,041	212,413
South State Corp.	2,687,029	210,959
First Republic Bank	1,141,825	190,399
Aavas Financiers Ltd.[1,2,3]	5,497,038	182,207
AU Small Finance Bank Ltd.[1,2]	10,769,200	181,322
RenaissanceRe Holdings Ltd.	1,058,600	169,641
Bajaj Finance Ltd.[1,2]	2,335,000	165,016
Enstar Group Ltd.[1]	594,500	146,681
Capitec Bank Holdings Ltd.[1,2]	1,497,983	144,118
Seacoast Banking Corp. of Florida[1,3]	3,781,901	137,056
Trupanion, Inc.[1]	1,660,200	126,524
Independent Bank Group, Inc.	1,657,346	119,727
Radian Group Inc.	4,910,751	114,175
Live Oak Bancshares, Inc.	1,634,993	111,981
Eurobank Ergasias Services and Holdings SA1,2	129,141,154	109,498
Focus Financial Partners Inc., Class A1	2,549,002	106,089
AJ Bell PLC[2]	18,325,000	106,009
Western Alliance Bancorporation	1,100,128	103,896
Cholamandalam Investment and Finance Co., Ltd.[2]	12,733,244	97,627
Stifel Financial Corp.	1,477,350	94,639
TCS Group Holding PLC (GDR)[2]	1,544,761	89,804
TCS Group Holding PLC (GDR)[2,7]	31,700	1,843
IIFL Wealth Management Ltd.[2]	4,350,654	73,781
TMX Group Ltd.	699,000	72,637
Upstart Holdings, Inc.[1,4]	552,465	71,191
Cannae Holdings, Inc.[1]	1,796,460	71,176
StepStone Group Inc., Class A4	1,853,600	65,376
Valley National Bancorp	4,567,000	62,751
Indian Energy Exchange Ltd.[2]	13,050,934	59,447
The Bank of N.T. Butterfield & Son Ltd.	1,550,000	59,241
Euronext NV2	585,333	58,973
Bolsa Mexicana de Valores, SAB de CV, Series A	26,939,545	54,368

SMALLCAP World Fund	11

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Uzabase, Inc.[1,2,3]	2,145,100	$53,889
Multi Commodity Exchange of India Ltd.[2]	2,540,000	52,578
NMI Holdings, Inc.[1]	2,147,927	50,777
Webster Financial Corp.	851,600	46,932
PacWest Bancorp	1,220,000	46,543
Waddell & Reed Financial, Inc., Class A	1,850,000	46,342
MGIC Investment Corp.	3,101,550	42,956
SiriusPoint Ltd.[1]	3,888,233	39,543
Moelis & Co., Class A	719,000	39,459
VZ Holding AG2	465,000	38,423
eGuarantee, Inc.[2]	1,947,300	36,816
Artisan Partners Asset Management Inc., Class A	705,000	36,780
City Union Bank Ltd.[1,2]	15,523,165	33,195
AssetMark Financial Holdings, Inc.[1]	1,350,000	31,509
Umpqua Holdings Corp.	1,785,500	31,335
Funding Circle Holdings PLC[1,2]	14,713,073	31,248
Patria Investments Ltd., Class A1	1,710,723	29,801
Nova Ljubljanska Banka dd (GDR)[1,2]	2,232,790	27,465
Hilltop Holdings Inc.	750,000	25,597
Hiscox Ltd.[1,2]	2,060,606	24,446
Close Brothers Group PLC[2]	1,131,900	24,189
The Tel Aviv Stock Exchange Ltd.[2]	3,360,182	20,803
Victory Capital Holdings, Inc., Class A4	812,000	20,755
BOK Financial Corp.	198,799	17,757
Linklogis Inc., Class B1,2	7,421,500	16,783
Alpha Bank SA1,2	15,484,000	16,585
Regional, SAB de CV, Series A1,4	3,522,159	16,529
MarketAxess Holdings Inc.	29,200	14,539
Kinsale Capital Group, Inc.	87,020	14,341
HDFC Asset Management Co., Ltd.[2]	319,780	12,792
Kotak Mahindra Bank Ltd.[1,2]	514,182	12,363
WealthNavi Inc.[1,2]	281,200	9,238
Discovery Ltd.[1,2]	899,883	8,084
Vinci Partners Investments Ltd., Class A1	562,181	7,393
Fanhua Inc. (ADR)[4]	516,858	7,200
Lemonade, Inc.[1,4]	50,000	4,656
MJ Hudson Group PLC[1,2]	8,173,500	4,620
Cullen/Frost Bankers, Inc.	37,802	4,111
Huize Holding Ltd. (ADR)[1,4]	335,839	2,811
Cairo Mezz PLC[1,2]	2,333,333	348
		5,600,209

Consumer staples 3.08%
Emmi AG2,3	325,622	329,079
Grocery Outlet Holding Corp.[1,3]	6,595,002	243,290
Simply Good Foods Co., Class A1,3	6,651,000	202,323
Freshpet, Inc.[1]	1,169,632	185,749
Raia Drogasil SA, ordinary nominative	28,750,000	128,001
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd., Class A2	15,721,895	116,380
Fevertree Drinks PLC[2]	3,572,500	105,389
Kotobuki Spirits Co., Ltd.[2,4]	1,483,200	96,574
BJ’s Wholesale Club Holdings, Inc.[1]	1,455,608	65,299
Milbon Co., Ltd.[2]	1,015,000	55,856
Vector Group Ltd.	3,971,496	55,402
COSMOS Pharmaceutical Corp.[2]	347,206	54,230
AAK AB2	2,139,745	48,439
Nu Skin Enterprises, Inc., Class A	900,000	47,601
Hilton Food Group PLC[2]	3,062,967	45,354
Zur Rose Group AG1,2	115,180	43,268
Bakkafrost P/F1,2	517,500	41,014
Hotel Chocolat Group PLC[2,3,4]	7,032,969	38,830
BidCorp. Ltd.[1,2]	1,640,857	31,800
United Spirits Ltd.[1,2]	3,936,711	30,002
Fresh Del Monte Produce Inc.	1,028,000	29,432
Froy ASA[1,2]	3,581,100	25,540
Varun Beverages Ltd.[2]	1,781,648	24,508
PZ Cussons PLC[2]	6,017,310	22,153
JOANN Inc.[1,3,4]	2,056,250	20,871

12	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Avenue Supermarts Ltd.[1,2]	417,313	$16,343
Nomad Foods Ltd.[1]	500,000	13,730
Century Pacific Food, Inc.[2]	25,901,000	9,867
Beyond Meat, Inc.[1,4]	73,395	9,550
		2,135,874

Communication services 2.47%
Iridium Communications Inc.[1]	4,256,695	175,589
Iridium Communications Inc.[1,7]	636,132	26,240
New York Times Co., Class A	3,865,100	195,651
Bandwidth Inc., Class A1	1,196,134	151,598
Yandex NV, Class A1	1,530,000	98,012
DouYu International Holdings Ltd. (ADR)[1]	9,336,899	97,197
Zillow Group, Inc., Class C, nonvoting shares[1]	525,000	68,061
DIP Corp.[2]	2,421,600	63,560
Capcom Co., Ltd.[2]	1,827,000	59,566
Daily Mail and General Trust PLC, Class A, nonvoting shares[2]	4,576,603	57,275
JCDecaux SA1,2	2,210,000	55,732
Skillz Inc., Class A1,2,7	3,000,000	51,408
Skillz Inc., Class A1,2,5,7	99,282	1,607
Nordic Entertainment Group AB, Class B1,2	1,188,168	52,878
JOYY Inc., Class A (ADR)	562,000	52,676
Cable One, Inc.	25,321	46,296
HUYA, Inc. (ADR)[1,4]	2,031,160	39,567
Direct Marketing MIX Inc.[2,3]	1,254,200	38,527
Bambuser AB1,2,3	10,654,369	33,926
CTS Eventim AG & Co. KGaA[1,2]	471,400	27,309
Kamakura Shinsho, Ltd.[2,3,4]	2,297,900	26,635
Pebble Group PLC[1,2,3]	13,396,071	25,854
Indus Towers Ltd.[2]	7,487,077	25,191
Tata Communications Ltd.[2]	1,725,254	25,176
Square Enix Holdings Co., Ltd.[2]	449,900	25,034
Future PLC[2]	945,924	24,980
Zee Entertainment Enterprises Ltd.[2]	7,932,200	22,113
Huuuge, Inc.[1,2]	2,048,146	21,923
Bengo4.com, Inc.[1,2]	241,100	19,053
IMAX China Holding, Inc.[2,4]	7,938,000	17,636
Boat Rocker Media Inc.[1]	1,890,000	13,536
Euskaltel, SA, non-registered shares[2]	960,417	12,501
Adevinta ASA[1,2]	798,911	11,768
YouGov PLC[2]	850,500	11,755
HKBN Ltd.[2]	7,235,000	10,538
Cardlytics, Inc.[1]	83,500	9,160
MTN Group Ltd.[2,4]	1,458,066	8,571
Enad Global 7 AB1,2	748,500	8,518
Paradox Interactive AB1	124,297	2,810
Zegona Communications PLC[2]	795,108	1,474
4imprint Group PLC[1,2]	21,201	716
		1,717,617

Materials 2.17%
Navin Fluorine International Ltd.[2,3]	3,846,051	145,068
Nanofilm Technologies International Ltd.[1,2,3]	38,073,800	142,075
CCL Industries Inc., Class B, nonvoting shares[4]	2,262,200	125,144
APL Apollo Tubes Ltd.[1,2]	5,523,149	105,955
Lundin Mining Corp.	8,514,400	87,603
PI Industries Ltd.[2]	2,760,208	85,360
JCU Corp.[2,3,4]	2,162,800	81,700
Re:NewCell AB1,2,3,4	1,710,500	46,220
Re:NewCell AB1,2,3	394,000	10,646
LANXESS AG2	705,240	51,984
Huntsman Corp.	1,735,000	50,020
Axalta Coating Systems Ltd.[1]	1,399,600	41,400
Venator Materials PLC[1,3,4]	8,538,871	39,535
Tronox Holdings PLC, Class A	2,068,000	37,844
Danimer Scientific, Inc., Class A1,4	979,306	36,969
Allegheny Technologies Inc.[1]	1,686,993	35,528
Aluflexpack AG1,2,3	952,224	34,062

SMALLCAP World Fund	13

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Alcoa Corp.[1]	910,000	$29,566
Vidrala, SA, non-registered shares[2]	268,335	29,482
EPL Ltd.[2]	8,419,273	27,256
H.B. Fuller Co.	430,000	27,051
Berger Paints India Ltd.[2]	2,500,993	26,211
ACC Ltd.[2]	971,140	25,355
Gulf Oil Lubricants India Ltd.[2,3]	2,543,519	25,143
Arkema SA2	197,500	23,935
Croda International PLC[2]	267,795	23,440
Indigo Paints Ltd.[1,2]	621,807	20,376
Symrise AG2	148,000	17,944
SK Materials Co., Ltd.[2]	64,300	17,743
Industrias Penoles, SAB de CV	1,070,000	13,801
Gerdau SA (ADR)	2,011,500	10,741
Sandstorm Gold Ltd.[1,4]	1,361,300	9,257
Excelsior Mining Corp.[1]	12,868,000	7,680
Fuso Chemical Co., Ltd.[2]	178,600	6,586
Shandong Sinocera Functional Material Co., Ltd., Class A2	949,821	6,181
		1,504,861

Real estate 1.48%
Altus Group Ltd.[3]	3,273,560	157,439
Colony Capital, Inc. REIT, Class A	19,818,174	128,422
Embassy Office Parks REIT[2]	22,010,000	98,119
Concentradora Fibra Danhos REIT, SA de CV	50,327,700	62,788
MGM Growth Properties LLC REIT, Class A	1,767,000	57,640
K-Fast Holding AB, Class B1,2,3	1,632,678	50,457
JHSF Participações SA3	40,035,711	49,505
SRE Holdings Corp.[1,2,3,4]	998,500	41,297
Shimao Services Holdings Ltd.[1,2]	16,829,000	37,230
Mindspace Business Parks REIT[2]	9,000,000	36,309
Cousins Properties Inc. REIT	1,016,286	35,926
FirstService Corp.[4]	200,000	29,687
Poly Property Services Co., Ltd., Class H2,4	4,163,800	29,017
Redwood Trust, Inc. REIT	2,562,000	26,670
WHA Corp. PCL[2]	233,967,400	26,121
Real Matters Inc.[1]	2,212,600	25,177
Park Hotels & Resorts Inc. REIT	1,131,700	24,422
Samhallsbyggnadsbolaget i Norden AB, Class B2	7,264,000	22,595
Hibernia REIT PLC[2]	16,260,000	21,013
Pebblebrook Hotel Trust REIT	852,400	20,705
Mitre Realty Empreendimentos e Participações SA1,3	6,168,863	13,919
Genova Property Group AB1,2	1,384,600	12,524
Americold Realty Trust REIT	217,800	8,379
BR Malls Participacoes SA, ordinary nominative[1]	3,357,560	6,037
Sobha Ltd.[2]	618,766	3,706
DoubleDragon Properties Corp.[1,2]	8,680,927	2,363
		1,027,467

Energy 1.12%
Cimarex Energy Co.	1,971,000	117,058
New Fortress Energy Inc., Class A4	2,340,000	107,429
Pioneer Natural Resources Company	629,255	99,938
Northern Oil and Gas, Inc.[1,3,4]	4,394,756	53,089
Worley Ltd.[2]	5,701,172	45,332
Petronet LNG Ltd.[2]	14,462,671	44,498
APA Corp.	2,478,500	44,365
Denbury Inc.[1]	855,000	40,946
Cactus, Inc., Class A	1,300,791	39,830
Chesapeake Energy Corp.[1]	722,500	31,349
Equitrans Midstream Corp.	3,674,309	29,982
Magnolia Oil & Gas Corp., Class A1	2,000,000	22,960
Viper Energy Partners LP	1,455,000	21,185
Vine Energy Inc., Class A1,4	1,375,000	18,892
Helmerich & Payne, Inc.	690,600	18,619
Venture Global LNG, Inc., Series C1,2,5,6,7	4,240	18,212

14	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Savannah Energy PLC[1,2,3]	64,599,102	$15,160
Aegis Logistics Ltd.[2]	1,905,319	7,794
Diamondback Energy, Inc.	50,000	3,675
		780,313

Utilities 0.15%
ENN Energy Holdings Ltd.[2]	3,166,000	50,859
Neoenergia SA	14,573,000	43,108
Hawaiian Electric Industries, Inc.	220,859	9,813
Mytrah Energy Ltd.[1,2,3,5]	10,418,000	144
		103,924

Total common stocks (cost: $34,327,499,000)		64,894,368

Preferred securities 1.55%
Information technology 0.61%
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares[1,2,5,6]	9,415,404	185,483
Avidxchange, Inc., Series F, preferred shares[1,2,3,5,6]	2,159,548	105,844
Gitlab Inc., Series E, preferred shares[1,2,5,6]	1,044,048	41,762
Patreon, Inc., Series E, preferred shares[1,2,5,6]	698,208	33,061
Patreon, Inc., Series Seed, preferred shares[1,2,5,6]	163,096	7,723
Credo Technology Group Holding, Ltd., Series D, 8.00% noncumulative, preferred shares[1,2,5,6]	4,005,527	23,253
Credo Technology Group Holding, Ltd., Series D+, 8.00% noncumulative, preferred shares[1,2,5,6]	634,437	3,683
Yotpo Ltd., Series F, preferred shares[1,2,5,6,7]	8,332,809	18,329
Yotpo Ltd., Series B, preferred shares[1,2,5,6,7]	1,111,347	2,322
Yotpo Ltd., Series C, preferred shares[1,2,5,6,7]	1,057,985	2,211
Yotpo Ltd., Series A-1, preferred shares[1,2,5,6,7]	709,592	1,483
Yotpo Ltd., Series A, preferred shares[1,2,5,6,7]	345,899	723
Yotpo Ltd., Series C-1, preferred shares[1,2,5,6,7]	293,302	613
Yotpo Ltd., Series D, preferred shares[1,2,5,6,7]	163,552	341
Yotpo Ltd., Series B-1, preferred shares[1,2,5,6,7]	130,625	273
		427,104

Industrials 0.39%
Azul SA, preferred nominative shares (ADR)[1,4]	7,105,974	143,470
Azul SA, preferred nominative shares[1]	771,000	5,184
WorkRise Technologies, Inc., Series E, preferred shares[1,2,5,6]	95,423	40,000
ABL Space Systems Co., Series B, preferred shares[1,2,5,6]	777,162	35,000
Relativity Space, Inc., Series D, preferred shares[1,2,5,6]	2,143,751	32,000
Einride AB, Series B, preferred shares[1,2,3,5,6]	1,079,588	14,887
		270,541

Health care 0.32%
Sartorius AG, nonvoting preferred, non-registered shares[2]	320,000	159,564
Brii Biosciences Ltd., Series C, preferred shares[1,2,5,6]	6,494,771	30,000
PACT Pharma, Inc., Series C, 8.00% noncumulative, preferred shares[1,2,5,6]	4,397,107	12,347
Grail, Inc., Series D, convertible preferred shares[1,2,5,6]	1,939,479	10,260
Artiva Biotherapeutics, Inc., Series B, preferred shares[1,2,5,6]	636,364	7,000
		219,171

Consumer discretionary 0.16%
Made.com Design Ltd., Series C-4, preferred shares[1,2,3,5,6]	2,067,967	58,700
Grove Collaborative, Inc., Series E, preferred shares[1,2,5,6]	2,611,018	26,000
Cava Group, Inc., Series F, preferred shares[1,2,5,6,7]	664,364	25,000
		109,700

Financials 0.07%
PPRO Holding GMBS, Series B, 8.00% preferred shares[1,2,3,5,6]	13,618	46,862

Total preferred securities (cost: $710,026,000)		1,073,378

SMALLCAP World Fund	15

Rights & warrants 0.10%	Shares	Value (000)
Information technology 0.07%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[1,2,7]	1,274,800	$46,207
Foursquare Labs, Inc., warrants, expire 2033[1,2,5,6]	1,163,990	340
		46,547

Consumer staples 0.03%
Qingdao Richen Food Co., Ltd., Class A, warrants, expire 2022[1,2,7]	2,415,300	25,425

Consumer discretionary 0.00%
DraftKings Inc., warrants, expire 2025[1,2]	12,172	611

Total rights & warrants (cost: $88,255,000)		72,583

Convertible stocks 0.10%
Communication services 0.08%
Nextdoor Inc., Series H, convertible preferred shares[2,5,6,7]	1,512,513	54,330

Information technology 0.02%
RealSelf, Inc., Series C, convertible preferred shares[2,3,5,6]	3,468,862	15,332

Total convertible stocks (cost: $49,833,000)		69,662

Short-term securities 5.80%
Money market investments 5.04%
Capital Group Central Cash Fund 0.08%[3,9]	34,998,417	3,500,192

Money market investments purchased from securities lending collateral 0.76%
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.01%[9,10]	150,000,000	150,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[9,10]	140,000,000	140,000
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[9,10]	70,137,521	70,137
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%[9,10]	50,700,000	50,700
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[9,10]	45,600,000	45,600
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[9,10]	40,500,000	40,500
Capital Group Central Cash Fund 0.08%[3,9,10]	229,734	22,976
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[9,10]	5,500,000	5,500
		525,413

Total short-term securities (cost: $4,025,318,000)		4,025,605
Total investment securities 101.00% (cost: $39,200,931,000)		70,135,596
Other assets less liabilities (1.00)%		(696,850)

Net assets 100.00%		$69,438,746

16	SMALLCAP World Fund

Investments in affiliates3

	Value of affiliates at 10/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)
Common stocks 19.52%
Information technology 3.60%
Netcompany Group AS, non-registered shares[2]	$261,807	$—	$36,226	$20,546	$17,400	$263,527	$443
Network International Holdings PLC[1,2]	102,957	48,450	1,139	(98)	91,142	241,312	—
Net One Systems Co., Ltd.[2,4]	313,706	13,177	16,497	5,906	(95,111)	221,181	1,504
SHIFT Inc.[1,2,4]	149,519	58,714	7,674	4,212	(36,661)	168,110	—
Bottomline Technologies, Inc.[1]	146,392	4,527	—	—	10,818	161,737	—
Fortnox AB2	143,848	—	88,833	59,119	26,558	140,692	285
Carel Industries SpA[2]	165,092	4,192	22,670	10,169	(16,416)	140,367	—
eMemory Technology Inc.[2]	71,353	5,332	—	—	58,479	135,164	—
GB Group PLC[2]	96,159	2,979	—	—	28,257	127,395	431
Dye & Durham Ltd.	23,232	60,838	—	—	14,609	98,679	57
Dye & Durham Ltd.[2,7]	—	9,922	—	—	1,497	11,419	5
Tokai Carbon Korea Co., Ltd.[2]	—	79,971	—	—	22,408	102,379	172
Megaport Ltd.[1,2]	139,672	—	11,403	8,522	(43,073)	93,718	—
Tanla Platforms Ltd.[2]	—	48,512	—	—	43,906	92,418	—
Nagarro SE1,2	—	82,896	—	—	8,316	91,212	—
PAR Technology Corp.[1,4]	39,764	13,460	—	—	27,693	80,917	—
Computer Age Management Services Ltd.[2]	10,130	47,738	—	—	15,556	73,424	453
Ideagen PLC[2]	—	70,486	—	—	1,863	72,349	22
LPKF Laser & Electronics AG, non-registered shares[2,4]	42,521	10,069	—	—	2,092	54,682	—
Unifiedpost Group SA1,2	51,564	11,545	—	—	(9,463)	53,646	—
EcoOnline Holding AS1,2	—	29,416	—	—	(2,876)	26,540	—
Smaregi, Inc.[1,2,4]	14,647	1,198	—	—	10,161	26,006	—
Conductor Technology Ltd.[1,2,5,6]	—	26,000	—	—	—	26,000	—
CANCOM SE, non-registered shares[2,11]	148,833	—	100,587	(11,384)	3,066	—	—
Nuvei Corp., subordinate voting shares[1,7,11]	83,460	36,400	58,727	7,331	16,236	—	—
Paya Holdings Inc., Class A1,11	—	26,378	25,583	(795)	—	—	—
Paya Holdings Inc., Class A1,2,7,11	—	50,000	60,997	10,997	—	—	—
SimCorp AS2,11	287,448	10,103	178,585	54,729	(61,188)	—	1,311
Smartsheet Inc., Class A1,11	339,768	7,161	62,402	27,654	80,403	—	—
Yext, Inc.[1,11]	107,110	—	126,131	34,785	(15,764)	—	—
						2,502,874
Consumer discretionary 4.50%
TopBuild Corp.[1]	403,067	12,205	22,859	9,286	82,090	483,789	—
YETI Holdings, Inc.[1]	226,417	74,714	9,137	3,309	141,920	437,223	—
Helen of Troy Ltd.[1]	126,272	176,528	—	—	13,104	315,904	—
IDP Education Ltd.[2,4]	194,977	8,493	—	—	65,192	268,662	918
Tube Investments of India Ltd.[2]	50,583	99,757	—	—	78,071	228,411	319
Shop Apotheke Europe NV, non-registered shares[1,2,4]	152,474	35,310	—	—	35,473	223,257	—
zooplus AG, non-registered shares[1,2]	106,273	—	—	—	56,961	163,234	—
BHG Group AB1,2,4	120,598	15,139	14,095	9,369	9,870	140,881	—
Strategic Education, Inc.	138,028	25,639	46,382	(28,076)	28,042	117,251	1,368
Domino’s Pizza Group PLC[2]	124,794	—	9,746	792	1,310	117,150	—
Bajaj Electricals Ltd.[1,2]	46,868	5,497	—	—	44,208	96,573	—
Desenio Group AB1,2	—	86,180	—	—	8,984	95,164	—
Everi Holdings Inc.[1]	39,528	16,759	—	—	33,891	90,178	—
Musti Group Oyj[2]	54,475	11,475	9,640	1,955	18,747	77,012	1,181
Porch Group, Inc.[1,4]	—	81,676	—	—	(7,799)	73,877	—
AcadeMedia AB2	65,102	—	12,270	5,744	4,052	62,628	1,389

SMALLCAP World Fund	17

Investments in affiliates3 (continued)

	Value of affiliates at 10/1/2020 (000)		Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2021 (000)		Dividend income (000)
Cairn Homes PLC[1,2]	$46,064		$—	$—	$—	$15,654	$61,718		$—
Lojas Quero-Quero SA	22,356		21,171	—	—	(2,769)	40,758		117
Beazer Homes USA, Inc.[1]	21,910		—	—	—	12,813	34,723		—
BNN Technology PLC[1,2,5]	—	[8]	—	—	—	—	—	[8]	—
Evolution Gaming Group AB2,11	653,356		53,423	201,227	158,310	660,562	—		—
GoCo Group PLC[2,11]	30,969		—	40,353	15,948	(6,564)	—		—
OneSpaWorld Holdings Ltd.[11]	24,501		2,678	16,565	(10,301)	25,285	—		—
Trainline PLC[1,2,11]	132,167		—	81,415	(12,636)	19,871	—		—
							3,128,393
Health care 3.80%
Haemonetics Corp.[1]	313,334		51,342	—	—	86,182	450,858		—
Allakos Inc.[1]	311,345		23,164	27,920	7,840	128,741	443,170		—
GVS SpA[1,2]	160,421		3,991	—	—	26,822	191,234		—
Mani, Inc.[2]	169,994		—	7,863	(351)	(12,633)	149,147		615
Fagron NV2	138,130		—	—	—	(16,546)	121,584		—
Health Catalyst, Inc.[1]	120,624		5,333	41,355	16,624	18,832	120,058		—
Metropolis Healthcare Ltd.[2]	94,292		—	—	—	24,606	118,898		426
Revance Therapeutics, Inc.[1]	82,758		21,538	—	—	10,767	115,063		—
Applied Molecular Transport Inc.[1,4]	80,251		3,996	—	—	30,269	114,516		—
Silk Road Medical, Inc.[1]	166,923		—	21,490	3,002	(43,184)	105,251		—
Ocumension Therapeutics[1,2,4]	32,004		82,781	—	—	(15,134)	99,651		—
New Frontier Health Corp., Class A1,7	71,060		181,293	188,343	(950)	33,139	96,199		—
Kronos Bio, Inc.[1]	—		45,433	—	—	19,131	64,564		—
Kronos Bio, Inc.[1,2,4,7]	—		15,000	—	—	11,642	26,642		—
Addus HomeCare Corp.[1]	58,738		20,302	—	—	5,009	84,049		—
Cortexyme, Inc.[1,4]	117,669		1,164	4,095	(2,253)	(31,148)	81,337		—
Cellectis SA (ADR)[1,4]	40,965		—	—	—	3,787	44,752		—
Cellectis SA, non-registered shares[1,2]	21,878		—	—	—	1,634	23,512		—
Adaptimmune Therapeutics PLC (ADR)[1]	74,405		—	—	—	(24,895)	49,510		—
Precision BioSciences, Inc.[1]	25,022		—	—	—	17,020	42,042		—
Autolus Therapeutics PLC (ADR)[1,4]	48,638		7,350	—	—	(26,029)	29,959		—
Acutus Medical, Inc.[1,4]	30,871		19,616	—	—	(22,170)	28,317		—
WIN-Partners Co., Ltd.[2]	19,422		—	—	—	(537)	18,885		614
NuCana PLC (ADR)[1]	18,948		—	—	—	(660)	18,288		—
CellaVision AB, non-registered shares[1,2,11]	62,142		—	27,091	8,784	(14,553)	—		—
Flexion Therapeutics, Inc.[1,11]	39,797		—	40,975	(10,331)	11,509	—		—
GW Pharmaceuticals PLC (ADR)[1,11]	175,171		4,916	377,633	219,344	(5,617)	—		—
Neovasc Inc.[1,11]	2,476		—	1,017	(2,520)	1,061	—		—
Pacific Biosciences of California, Inc.[1,11]	135,169		—	189,339	165,435	183,028	—		—
Revenio Group Oyj, non-registered shares[2,11]	63,690		—	28,336	16,541	(4,809)	—		304
Xenon Pharmaceuticals Inc.[1,4,11]	22,353		—	—	—	13,791	—		—
							2,637,486
Industrials 4.39%
IMCD NV2	419,005		—	—	—	70,104	489,109		—
Meggitt PLC[1,2]	147,363		66,677	41,125	1,491	165,107	339,513		—
Diploma PLC[2]	217,621		45,118	—	—	59,367	322,106		3,474
Saia, Inc.[1]	134,364		54,666	—	—	123,362	312,392		—
Arcosa, Inc.	108,252		51,172	—	—	58,201	217,625		267
BayCurrent Consulting, Inc.[2,4]	57,697		92,968	6,253	356	70,692	215,460		631
Matson, Inc.	87,156		—	—	—	57,850	145,006		1,000

18	SMALLCAP World Fund

Investments in affiliates3 (continued)

	Value of affiliates at 10/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)
Instalco AB2	$71,427	$12,304	$4,253	$1,115	$45,887	$126,480	$—
Japan Elevator Service Holdings Co., Ltd.[2]	97,944	—	—	—	23,292	121,236	563
Bingo Industries Ltd.[2,4]	85,378	—	—	—	27,504	112,882	566
Avon Rubber PLC[2]	130,603	—	—	—	(26,546)	104,057	597
Alfen NV1,2	81,133	5,053	6,265	5,208	16,979	102,108	—
Granite Construction Inc.	40,979	12,089	15,407	2,457	61,123	101,241	754
DO & CO AG, non-registered shares[1,2,4]	8,882	33,011	—	—	11,870	53,763	—
Grace Technology, Inc.[2,4]	50,981	6,989	6,564	588	1,725	53,719	140
Pegasus Hava Tasimaciligi AS1,2	—	57,714	—	—	(6,251)	51,463	—
Marlowe PLC[1,2,7]	—	45,941	—	—	1,515	47,456	—
Marlowe PLC[1,2]	—	2,839	—	—	17	2,856	—
Fasadgruppen Group AB1,2	—	25,107	—	—	20,746	45,853	—
Barrett Business Services, Inc.	21,658	12,319	—	—	8,080	42,057	366
Azelio AB1,2	6,443	22,032	—	—	11,801	40,276	—
Boyd Group Services Inc.[4,11]	166,456	—	9,726	1,817	14,908	—	233
Greaves Cotton Ltd.[2,11]	13,291	—	13,277	(13,401)	13,387	—	—
						3,046,658
Financials 0.54%
Aavas Financiers Ltd.[1,2]	95,244	18,444	—	—	68,519	182,207	—
Seacoast Banking Corp. of Florida[1]	64,582	4,376	—	—	68,098	137,056	—
Uzabase, Inc.[1,2]	69,504	7,692	—	—	(23,307)	53,889	—
Cannae Holdings, Inc.[1,11]	273,210	—	213,182	78,414	(67,266)	—	—
Greenhill & Co., Inc.[11]	13,276	—	12,953	(25,173)	24,850	—	58
Trupanion, Inc.[1,11]	220,565	—	100,034	80,039	(74,046)	—	—
						373,152
Consumer staples 1.20%
Emmi AG2	315,972	8,871	—	—	4,236	329,079	—
Grocery Outlet Holding Corp.[1]	181,783	76,379	—	—	(14,872)	243,290	—
Simply Good Foods Co., Class A1	146,655	—	—	—	55,668	202,323	—
Hotel Chocolat Group PLC[2,4]	34,294	—	2,474	(137)	7,147	38,830	—
JOANN Inc.[1,4]	—	24,639	—	—	(3,768)	20,871	—
						834,393
Communication services 0.18%
Direct Marketing MIX Inc.[2]	23,937	8,229	—	—	6,361	38,527	60
Bambuser AB1,2	—	21,012	—	—	12,914	33,926	—
Kamakura Shinsho, Ltd.[2,4]	20,275	—	—	—	6,360	26,635	22
Pebble Group PLC[1,2]	13,569	—	—	—	12,285	25,854	—
Iridium Communications Inc.[1,7,11]	16,272	—	—	—	9,968	—	—
Iridium Communications Inc.[1,11]	178,010	—	125,131	98,661	24,049	—	—
						124,942
Materials 0.76%
Navin Fluorine International Ltd.[2]	105,113	12,012	—	—	27,943	145,068	235
Nanofilm Technologies International Ltd.[1,2]	—	87,176	—	—	54,899	142,075	—
JCU Corp.[2,4]	60,133	22,585	10,222	3,779	5,425	81,700	486
Re:NewCell AB1,2,4	—	15,248	—	—	30,972	46,220	—
Re:NewCell AB1,2	—	5,202	—	—	5,444	10,646	—
Venator Materials PLC[1,4]	15,195	1,275	—	—	23,065	39,535	—
Aluflexpack AG1,2	23,928	8,734	6,226	2,497	5,129	34,062	—

SMALLCAP World Fund	19

Investments in affiliates3 (continued)

	Value of affiliates at 10/1/2020 (000)	Additions (000)		Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 3/31/2021 (000)	Dividend income (000)
Gulf Oil Lubricants India Ltd.[2]	$21,229	$1,289		$—		$—	$2,625	$25,143	$245
Excelsior Mining Corp.[1,11]	6,572	—		—		—	1,108	—	—
								524,449
Real estate 0.45%
Altus Group Ltd.	134,523	1,524		—		—	21,392	157,439	769
K-Fast Holding AB, Class B1,2	43,130	—		—		—	7,327	50,457	—
JHSF Participações SA	49,903	—		—		—	(398)	49,505	481
SRE Holdings Corp.[1,2,4]	—	32,001		—		—	9,296	41,297	—
Mitre Realty Empreendimentos e Participações SA1	14,522	—		—		—	(603)	13,919	—
Cyrela Commercial Properties SA, ordinary nominative[11]	19,160	—		22,430		(17,375)	20,645	—	944
Foxtons Group PLC[1,2,11]	8,532	—		7,924		(3,692)	3,084	—	—
WHA Corp. PCL[2,11]	75,192	—		53,599		(1,987)	6,515	—	284
								312,617
Energy 0.10%
Northern Oil and Gas, Inc.[1,4]	—	44,695		—		—	8,394	53,089	—
Savannah Energy PLC[1,2]	8,759	—		—		—	6,401	15,160	—
								68,249
Utilities 0.00%
Mytrah Energy Ltd.[1,2,5]	135	—		—		—	9	144	—
Total common stocks								13,553,357
Preferred securities 0.33%
Information technology 0.15%
Avidxchange, Inc., Series F, preferred shares[1,2,5,6]	105,844	—		—		—	—	105,844	—
Industrials 0.02%
Einride AB, Series B, preferred shares[1,2,5,6]	—	15,153		—		—	(266)	14,887	—
Consumer discretionary 0.09%
Made.com Design Ltd., Series C-4, preferred shares[1,2,5,6]	46,537	—		—		—	12,163	58,700	—
Financials 0.07%
PPRO Holding GMBS, Series B, 8.00% preferred shares[1,2,5,6]	—	48,694		—		—	(1,832)	46,862	—
Total preferred securities								226,293
Rights & warrants 0.00%
Health care 0.00%
Neovasc Inc., warrants, expire 2025[1,2,11]	47	—		1		1	(47)	—	—
Convertible stocks 0.02%
Information technology 0.02%
RealSelf, Inc., Series C, convertible preferred shares[2,5,6]	13,945	—		—		—	1,387	15,332	—
Short-term securities 5.07%
Money market investments 5.04%
Capital Group Central Cash Fund 0.08%[9]	1,519,845	5,253,824		3,273,477		5	(5)	3,500,192	1,409
Money market investments purchased from securities lending collateral 0.03%
Capital Group Central Cash Fund 0.08%[9,10]	—	—	[12]	—	[12]	— [12]	— [12]	22,976	—	[12]
Total short-term securities								3,523,168
Total 24.94%						$1,021,221	$3,145,919	$17,318,150	$25,518

20	SMALLCAP World Fund

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $29,884,070,000, which represented 43.04% of the net assets of the fund. This amount includes $28,309,492,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Affiliate of the fund or part of the same group of investment companies as the fund, in each case as defined under the Investment Company Act of 1940.
[4]	All or a portion of this security was on loan. The total value of all such securities was $946,203,000, which represented 1.36% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $630,000,000, which represented .91% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	Rate represents the seven-day yield at 3/31/2021.
[10]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[11]	Unaffiliated issuer at 3/31/2021.
[12]	Information not shown for money market investments purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Marqeta, Inc., Series E-1, 8.00% noncumulative, preferred shares	5/27/2020	$78,500	$185,483	.27%
Marqeta, Inc.	8/17/2020	13,785	32,572	.05
agilon health, inc.	1/4/2019-3/4/2020	50,494	158,276	.23
Avidxchange, Inc., Series F, preferred shares	12/26/2019	105,844	105,844	.15
VisEra Technologies Company Ltd.	3/9/2021	93,821	93,281	.13
Made.com Design Ltd., Series C-4, preferred shares	3/2/2018	41,328	58,700	.08
Nextdoor Inc., Series H, convertible preferred shares	5/8/2019	30,833	54,330	.08
Patreon, Inc., Series E, preferred shares	9/1/2020	11,944	33,061	.05
Patreon, Inc., Class B	10/26/2020-10/27/2020	3,255	8,994	.01
Patreon, Inc., Series Seed, preferred shares	9/16/2020	2,790	7,723	.01
PPRO Holding GMBS, Series B, 8.00% preferred shares	1/28/2021	48,694	46,862	.07
Gitlab Inc., Series E, preferred shares	9/11/2019	19,450	41,762	.06
WorkRise Technologies, Inc., Series E, preferred shares	3/8/2021	40,000	40,000	.06
ABL Space Systems Co., Series B, preferred shares	3/24/2021	35,000	35,000	.05
Relativity Space, Inc., Series D, preferred shares	11/20/2020	32,000	32,000	.05
Yotpo Ltd., Series F, preferred shares	2/25/2021	18,329	18,329	.03
Yotpo Ltd.	3/16/2021	5,475	5,475	.01
Yotpo Ltd., Series B, preferred shares	3/16/2021	2,322	2,322	.00
Yotpo Ltd., Series C, preferred shares	3/16/2021	2,211	2,211	.00
Yotpo Ltd., Series A-1, preferred shares	3/16/2021	1,483	1,483	.00
Yotpo Ltd., Series A, preferred shares	3/16/2021	723	723	.00
Yotpo Ltd., Series C-1, preferred shares	3/16/2021	613	613	.00
Yotpo Ltd., Series D, preferred shares	3/16/2021	342	341	.00
Yotpo Ltd., Series B-1, preferred shares	3/16/2021	273	273	.00
Brii Biosciences Ltd., Series C, preferred shares	2/26/2021	30,000	30,000	.04
Acerta Pharma BV	5/7/2014	11,250	27,006	.04
Credo Technology Group Holding, Ltd., Series D, 8.00% noncumulative, preferred shares	3/20/2020	20,000	23,253	.03
Credo Technology Group Holding, Ltd., Series D+, 8.00% noncumulative, preferred shares	12/22/2020	3,683	3,683	.01
Conductor Technology Ltd.	10/19/2020	26,000	26,000	.04
Grove Collaborative, Inc., Series E, preferred shares	11/3/2020	26,000	26,000	.04
Cava Group, Inc., Series F, preferred shares	3/26/2021	25,000	25,000	.04
Venture Global LNG, Inc., Series C	5/1/2015	12,720	18,212	.03
RealSelf, Inc., Series C, convertible preferred shares	4/18/2018	19,000	15,332	.02
Einride AB, Series B, preferred shares	3/23/2021	15,153	14,887	.02
PACT Pharma, Inc., Series C, 8.00% noncumulative, preferred shares	2/7/2020	9,000	12,347	.02

SMALLCAP World Fund	21

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Grail, Inc., Series D, convertible preferred shares	4/17/2020	$9,907	$10,260	.01%
Artiva Biotherapeutics, Inc., Series B, preferred shares	2/24/2021	7,000	7,000	.01
Foursquare Labs, Inc., Series A	12/3/2013	20,000	5,084	.01
Foursquare Labs, Inc., warrants, expire 2033	12/3/2013	—	340	.00
Total private placement securities		$874,222	$1,210,062	1.75%

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GDR = Global Depositary Receipts

SDR = Swedish Depositary Receipts

See notes to financial statements.

22	SMALLCAP World Fund

Financial statements

Statement of assets and liabilities at March 31, 2021	unaudited (dollars in thousands)

Assets:
Investment securities, at value (includes $946,203 of investment securities on loan):
Unaffiliated issuers (cost: $26,955,300)	$52,817,446
Affiliated issuers (cost: $12,245,631)	17,318,150	$70,135,596
Cash		24,917
Cash denominated in currencies other than U.S. dollars (cost: $6,200)		6,206
Receivables for:
Sales of investments	135,696
Sales of fund’s shares	97,887
Dividends and interest	36,536
Securities lending income	51
Other	26	270,196
		70,436,915

Liabilities:
Collateral for securities on loan		525,413
Payables for:
Purchases of investments	233,154
Repurchases of fund’s shares	38,715
Investment advisory services	35,568
Services provided by related parties	15,859
Directors’ deferred compensation	5,023
Non-U.S. taxes	140,766
Other	3,671	472,756
Net assets at March 31, 2021		$69,438,746

Net assets consist of:
Capital paid in on shares of capital stock		$34,462,776
Total distributable earnings		34,975,970
Net assets at March 31, 2021		$69,438,746

See notes to financial statements.

SMALLCAP World Fund	23

Statement of assets and liabilities at March 31, 2021 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 2,000,000 shares, $.01 par value (841,311 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$35,219,948	428,814		$82.13
Class C	697,820	10,108		69.04
Class T	17	—	*	82.92
Class F-1	828,295	10,231		80.96
Class F-2	9,058,036	107,730		84.08
Class F-3	4,316,729	51,709		83.48
Class 529-A	2,098,822	25,930		80.94
Class 529-C	94,463	1,341		70.44
Class 529-E	78,059	1,003		77.84
Class 529-T	20	—	*	82.77
Class 529-F-1	12	—	*	82.65
Class 529-F-2	241,485	2,937		82.21
Class 529-F-3	13	—	*	82.24
Class R-1	33,624	470		71.61
Class R-2	702,313	9,796		71.70
Class R-2E	45,638	569		80.19
Class R-3	970,855	12,518		77.55
Class R-4	1,014,498	12,456		81.45
Class R-5E	120,493	1,456		82.74
Class R-5	495,210	5,786		85.58
Class R-6	13,422,396	158,457		84.71

*	Amount less than one thousand.

See notes to financial statements.

24	SMALLCAP World Fund

Financial statements (continued)

Statement of operations for the six months ended March 31, 2021	unaudited (dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $9,853; also includes $25,518 from affiliates)	$139,147
Securities lending income (net of fees)	15,071
Interest	518	$154,736
Fees and expenses*:
Investment advisory services	194,892
Distribution services	54,539
Transfer agent services	27,883
Administrative services	9,636
Reports to shareholders	1,239
Registration statement and prospectus	783
Directors’ compensation	813
Auditing and legal	98
Custodian	4,136
State and local taxes	1
Other	1,331
Total fees and expenses before waiver/reimbursement	295,351
Less waiver/reimbursement of fees and expenses:
Investment advisory services waiver	96
Transfer agent services reimbursement	— †
Total fees and expenses after waiver/reimbursement		295,255
Net investment loss		(140,519)

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $3,820):
Unaffiliated issuers	4,226,795
Affiliated issuers	1,021,221
Currency transactions	(2,174)	5,245,842
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $137,515):
Unaffiliated issuers	5,903,403
Affiliated issuers	3,145,919
Currency translations	(1,665)	9,047,657
Net realized gain and unrealized appreciation		14,293,499

Net increase in net assets resulting from operations		$14,152,980

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

SMALLCAP World Fund	25

Financial statements (continued)

Statements of changes in net assets
	(dollars in thousands)

	Six months ended March 31, 2021*	Year ended September 30, 2020
Operations:
Net investment loss	$(140,519)	$(69,462)
Net realized gain	5,245,842	598,854
Net unrealized appreciation	9,047,657	10,439,314
Net increase in net assets resulting from operations	14,152,980	10,968,706

Distributions paid to shareholders	(1,036,459)	(1,983,014)

Net capital share transactions	1,623,027	1,758,107

Total increase in net assets	14,739,548	10,743,799

Net assets:
Beginning of period	54,699,198	43,955,399
End of period	$69,438,746	$54,699,198

*	Unaudited.

See notes to financial statements.

26	SMALLCAP World Fund

Notes to financial statements	unaudited

1. Organization

SMALLCAP World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

SMALLCAP World Fund	27

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

28	SMALLCAP World Fund

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$8,760,055	$6,169,492	$329,682	$15,259,229
Consumer discretionary	6,308,398	6,788,166	—	13,096,564
Health care	8,821,127	3,580,212	27,019	12,428,358
Industrials	4,402,254	6,837,698	—	11,239,952
Financials	3,906,699	1,693,510	—	5,600,209
Consumer staples	1,001,248	1,134,626	—	2,135,874
Communication services	976,393	739,617	1,607	1,717,617
Materials	552,139	952,722	—	1,504,861
Real estate	646,716	380,751	—	1,027,467
Energy	649,317	112,784	18,212	780,313
Utilities	52,921	50,859	144	103,924
Preferred securities	148,654	159,564	765,160	1,073,378
Rights & warrants	—	72,243	340	72,583
Convertible stocks	—	—	69,662	69,662
Short-term securities	4,025,605	—	—	4,025,605
Total	$40,251,526	$28,672,244	$1,211,826	$70,135,596

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended March 31, 2021 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	10/1/2020	Level 3*	Purchases	Sales	loss†	appreciation†	Level 3*	3/31/2021
Investment securities	$706,252	$—	$483,258	$(127,178)	$(40,000)	$214,694	$(25,200)	$1,211,826
Net unrealized appreciation during the period on Level 3 investment securities held at March 31, 2021								$167,452

*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.

SMALLCAP World Fund	29

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 3/31/2021	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
		Liquidation value	N/A	N/A	N/A	N/A
		Transaction price	N/A	N/A	N/A	N/A
			Risk discount	5%	5%	Decrease
		Recent market	Quoted price	N/A	N/A	N/A
		information	DLOM	15%	15%	Decrease
		Expected proceeds	Discount rate	10%	10%	Decrease
Common stocks	$ 376,664		Expected proceeds	N/A	N/A	N/A
			Price/Cash flow multiple	10.0x	10.0x	Increase
			Price/Sales multiple	3.0x	3.0x	Increase
		Market comparable	EV/Sales multiple	7.5x	7.5x	Increase
		companies	DLOM	23% - 30%	23%	Decrease
			$ per one billion Btu	$2.25	$2.25	Increase
			MMTPA	10 MMTPA	10 MMTPA	Increase
		Transaction price	N/A	N/A	N/A	N/A
			Risk discount	5%	5%	Decrease
		Expected merger proceeds	Expected cash proceeds	N/A	N/A	N/A
			Quoted price	N/A	N/A	N/A
Preferred securities	765,160		Risk discount	50%	50%	Decrease
			DLOM	17%	17%	Decrease
		Recent market	Risk discount	10%	10%	Decrease
		information	Estimated initial public offering equity valuation	GBP 1 billion	GBP 1 billion	Increase
Rights & warrants	340	Black-Scholes	Underlying share price	$2.58	$2.58	Increase
			Implied volatility	30%	30%	Increase
Convertible stocks	69,662	Market comparable companies	EV/Sales multiple	15.6x - 24.4x	22.5x	Increase
			Adjustment based on market movement (decrease)	4%	4%	Decrease
			DLOM	21%	21%	Decrease
			Discount to revenue	50%	50%	Decrease
			Market comparables discount	30% - 50%	46%	Decrease
Total	$1,211,826

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

Btu = British thermal unit
DLOM = Discount for lack of marketability
EV = Enterprise value
GBP = British pounds
MMTPA = Million metric tonnes per annum

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

30	SMALLCAP World Fund

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

SMALLCAP World Fund	31

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of March 31, 2021, the total value of securities on loan was $946,203,000, and the total value of collateral received was $996,626,000. Collateral received includes cash of $525,413,000 and U.S. government securities of $471,213,000. Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended March 31, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended March 31, 2021, the fund recognized $237,000 in reclaims (net of fees and the effect of realized gain or loss from currency translations) and $97,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

32	SMALLCAP World Fund

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and non-U.S. taxes on capital gains. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Late year ordinary loss deferral[1]	$(79,440)
Undistributed long-term capital gains	899,759
Post-October capital loss deferral[1]	(599,764)

[1]	These deferrals are considered incurred in the subsequent year.

As of March 31, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$31,663,444
Gross unrealized depreciation on investments	(815,497)
Net unrealized appreciation on investments	30,847,947
Cost of investments	39,287,649

Tax-basis distributions paid to shareholders from long-term capital gains were as follows (dollars in thousands):

Share class	Six months ended March 31, 2021		Year ended September 30, 2020
Class A	$533,185		$1,041,215
Class C	12,765		33,474
Class T	—	[2]	1
Class F-1	14,136		31,740
Class F-2	127,813		220,843
Class F-3	60,263		99,063
Class 529-A	32,362		60,724
Class 529-C	1,788		9,039
Class 529-E	1,256		2,675
Class 529-T	—	[2]	1
Class 529-F-1	—	[2]	6,564
Class 529-F-2[3]	3,561
Class 529-F-3[3]	—	[2]
Class R-1	596		1,181
Class R-2	12,517		26,644
Class R-2E	671		1,329
Class R-3	16,023		34,779
Class R-4	15,839		34,471
Class R-5E	1,654		2,101
Class R-5	7,260		16,041
Class R-6	194,770		361,129
Total	$1,036,459		$1,983,014

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

SMALLCAP World Fund	33

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.589% on such assets in excess of $44 billion. During the six months ended March 31, 2021, CRMC voluntarily waived investment advisory services fees of $96,000. CRMC does not intend to recoup this waiver. As a result, the fees shown on the statement of operations of $194,892,000, which were equivalent to an annualized rate of 0.607% of average daily net assets, were reduced to $194,796,000, which were equivalent to an annualized rate of 0.606% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of March 31, 2021, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended March 31, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

34	SMALLCAP World Fund

For the six months ended March 31, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution		Transfer agent		Administrative		529 plan
Share class	services		services		services		services
Class A	$41,051		$18,667		$4,920		Not applicable
Class C	3,259		382		99		Not applicable
Class T	—		—	*	—	*	Not applicable
Class F-1	1,035		605		125		Not applicable
Class F-2	Not applicable		4,258		1,213		Not applicable
Class F-3	Not applicable		127		571		Not applicable
Class 529-A	2,254		1,037		294		$591
Class 529-C	451		51		14		28
Class 529-E	181		17		11		22
Class 529-T	—		—	*	—	*	—	*
Class 529-F-1	—	*	12		5		10
Class 529-F-2†	Not applicable		82		28		57
Class 529-F-3†	Not applicable		—	*	—	*	—	*
Class R-1	158		18		5		Not applicable
Class R-2	2,512		1,161		100		Not applicable
Class R-2E	124		43		6		Not applicable
Class R-3	2,312		702		139		Not applicable
Class R-4	1,202		482		144		Not applicable
Class R-5E	Not applicable		79		16		Not applicable
Class R-5	Not applicable		119		70		Not applicable
Class R-6	Not applicable		41		1,876		Not applicable
Total class-specific expenses	$54,539		$27,883		$9,636		$708

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $813,000 in the fund’s statement of operations reflects $116,000 in current fees (either paid in cash or deferred) and a net increase of $697,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended March 31, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $65,096,000 and $701,080,000, respectively, which generated $458,801,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended March 31, 2021.

SMALLCAP World Fund	35

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended March 31, 2021.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

				Reinvestments of						Net increase
	Sales[1]			distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended March 31, 2021

Class A	$2,114,971	26,711		$526,554		6,720		$(1,875,097)	(24,087)	$766,428	9,344
Class C	73,384	1,094		12,733		193		(94,821)	(1,436)	(8,704)	(149)
Class T	—	—		—		—		—	—	—	—
Class F-1	52,921	684		13,924		180		(145,120)	(1,834)	(78,275)	(970)
Class F-2	1,600,358	19,813		124,564		1,554		(903,773)	(11,258)	821,149	10,109
Class F-3	877,246	10,937		60,027		754		(448,126)	(5,611)	489,147	6,080
Class 529-A	141,541	1,821		32,348		419		(135,542)	(1,767)	38,347	473
Class 529-C	9,004	134		1,788		27		(21,276)	(318)	(10,484)	(157)
Class 529-E	5,574	74		1,255		17		(6,061)	(81)	768	10
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	4,003	58		—	[2]	—	[2]	(183,036)	(2,779)	(179,033)	(2,721)
Class 529-F-2[3]	209,853	3,123		3,555		45		(18,376)	(231)	195,032	2,937
Class 529-F-3[3]	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class R-1	3,501	50		585		9		(4,664)	(68)	(578)	(9)
Class R-2	73,004	1,057		12,506		183		(104,850)	(1,552)	(19,340)	(312)
Class R-2E	7,526	96		671		9		(6,029)	(80)	2,168	25
Class R-3	108,714	1,463		16,007		216		(147,741)	(2,014)	(23,020)	(335)
Class R-4	100,483	1,283		15,838		203		(133,709)	(1,739)	(17,388)	(253)
Class R-5E	26,864	344		1,653		21		(13,219)	(171)	15,298	194
Class R-5	44,578	540		7,258		89		(58,748)	(745)	(6,912)	(116)
Class R-6	949,043	11,618		193,850		2,401		(1,504,479)	(19,414)	(361,586)	(5,395)
Total net increase (decrease)	$6,402,578	80,900		$1,025,116		13,040		$(5,804,667)	(75,185)	$1,623,027	18,755

See end of table for footnotes.

36	SMALLCAP World Fund

			Reinvestments of					Net increase
	Sales[1]		distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2020

Class A	$2,336,768	40,761	$1,027,576	17,535		$(3,286,935)	(58,851)	$77,409	(555)
Class C	74,964	1,548	33,326	668		(304,344)	(6,158)	(196,054)	(3,942)
Class T	—	—	—	—		—	—	—	—
Class F-1	103,668	1,857	31,344	542		(229,459)	(4,094)	(94,447)	(1,695)
Class F-2	1,931,436	32,933	214,340	3,587		(1,472,587)	(26,146)	673,189	10,374
Class F-3	931,464	15,970	98,775	1,666		(602,510)	(10,586)	427,729	7,050
Class 529-A	243,478	4,160	60,720	1,051		(245,122)	(4,290)	59,076	921
Class 529-C	16,043	324	9,036	178		(147,381)	(2,822)	(122,302)	(2,320)
Class 529-E	4,605	85	2,675	48		(13,135)	(240)	(5,855)	(107)
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	29,821	514	6,562	112		(31,702)	(548)	4,681	78
Class R-1	3,771	75	1,174	23		(5,519)	(111)	(574)	(13)
Class R-2	98,714	1,965	26,618	514		(170,182)	(3,415)	(44,850)	(936)
Class R-2E	7,926	142	1,329	23		(8,057)	(146)	1,198	19
Class R-3	128,172	2,383	34,736	625		(243,937)	(4,559)	(81,029)	(1,551)
Class R-4	114,432	2,030	34,458	593		(242,163)	(4,348)	(93,273)	(1,725)
Class R-5E	43,355	781	2,100	36		(14,803)	(257)	30,652	560
Class R-5	49,372	835	16,026	264		(104,908)	(1,776)	(39,510)	(677)
Class R-6	2,104,180	37,740	361,112	6,007		(1,303,226)	(21,874)	1,162,066	21,873
Total net increase (decrease)	$8,222,169	144,103	$1,961,908	33,472		$(8,425,970)	(150,221)	$1,758,107	27,354

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

11. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $11,524,272,000 and $11,963,239,000, respectively, during the six months ended March 31, 2021.

SMALLCAP World Fund	37

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net (loss) income to average net assets[3]
Class A:
3/31/2021[5,6]	$66.23	$(.21)	$17.38	$17.17	$—	$(1.27)	$(1.27)	$82.13	26.01%[7]		$35,220		1.02%[8]		1.02%[8]		(.54)%[8]
9/30/2020	55.24	(.15)	13.63	13.48	—	(2.49)	(2.49)	66.23	24.98		27,781		1.06		1.06		(.25)
9/30/2019	60.19	.05	(1.69)	(1.64)	—	(3.31)	(3.31)	55.24	(1.37)		23,203		1.06		1.06		.09
9/30/2018	55.60	.04	7.05	7.09	—	(2.50)	(2.50)	60.19	13.13		24,203		1.04		1.04		.06
9/30/2017	47.24	.07	8.45	8.52	(.16)	—	(.16)	55.60	18.11		21,383		1.07		1.07		.14
9/30/2016	45.04	.04	4.99	5.03	—	(2.83)	(2.83)	47.24	11.72		18,762		1.10		1.10		.08
Class C:
3/31/2021[5,6]	56.04	(.42)	14.69	14.27	—	(1.27)	(1.27)	69.04	25.57	[7]	698		1.76	[8]	1.76	[8]	(1.28)[8]
9/30/2020	47.42	(.48)	11.59	11.11	—	(2.49)	(2.49)	56.04	24.07		575		1.79		1.79		(.97)
9/30/2019	52.63	(.32)	(1.58)	(1.90)	—	(3.31)	(3.31)	47.42	(2.13)		673		1.82		1.82		(.68)
9/30/2018	49.30	(.38)	6.21	5.83	—	(2.50)	(2.50)	52.63	12.23		807		1.83		1.83		(.74)
9/30/2017	42.08	(.29)	7.51	7.22	—	—	—	49.30	17.16		810		1.87		1.87		(.66)
9/30/2016	40.73	(.29)	4.47	4.18	—	(2.83)	(2.83)	42.08	10.82		824		1.90		1.90		(.73)
Class T:
3/31/2021[5,6]	66.78	(.12)	17.53	17.41	—	(1.27)	(1.27)	82.92	26.16	[7,9]	—	[10]	.79	[8,9]	.79	[8,9]	(.31)[8,9]
9/30/2020	55.54	— [11]	13.73	13.73	—	(2.49)	(2.49)	66.78	25.30	[9]	—	[10]	.81	[9]	.81	[9]	— [9,12]
9/30/2019	60.35	.18	(1.68)	(1.50)	—	(3.31)	(3.31)	55.54	(1.14)[9]		—	[10]	.82	[9]	.82	[9]	.33 [9]
9/30/2018	55.64	.15	7.06	7.21	—	(2.50)	(2.50)	60.35	13.36	[9]	—	[10]	.85	[9]	.85	[9]	.25 [9]
9/30/2017[5,13]	49.61	.13	5.90	6.03	—	—	—	55.64	12.15	[7,9]	—	[10]	.42	[7,9]	.42	[7,9]	.25 [7,9]
Class F-1:
3/31/2021[5,6]	65.31	(.22)	17.14	16.92	—	(1.27)	(1.27)	80.96	26.00	[7]	828		1.05	[8]	1.05	[8]	(.57)[8]
9/30/2020	54.51	(.15)	13.44	13.29	—	(2.49)	(2.49)	65.31	24.96		731		1.08		1.08		(.26)
9/30/2019	59.47	.03	(1.68)	(1.65)	—	(3.31)	(3.31)	54.51	(1.43)		703		1.10		1.10		.05
9/30/2018	55.00	— [11]	6.97	6.97	—	(2.50)	(2.50)	59.47	13.06		770		1.09		1.09		.01
9/30/2017	46.74	.05	8.36	8.41	(.15)	—	(.15)	55.00	18.06		792		1.10		1.10		.11
9/30/2016	44.60	.03	4.94	4.97	—	(2.83)	(2.83)	46.74	11.69		718		1.11		1.11		.07
Class F-2:
3/31/2021[5,6]	67.69	(.11)	17.77	17.66	—	(1.27)	(1.27)	84.08	26.17	[7]	9,058		.77	[8]	.77	[8]	(.28)[8]
9/30/2020	56.26	.01	13.91	13.92	—	(2.49)	(2.49)	67.69	25.32		6,608		.79		.79		.02
9/30/2019	61.07	.20	(1.70)	(1.50)	—	(3.31)	(3.31)	56.26	(1.12)		4,909		.80		.80		.36
9/30/2018	56.24	.20	7.13	7.33	—	(2.50)	(2.50)	61.07	13.41		4,459		.78		.78		.34
9/30/2017	47.80	.19	8.54	8.73	(.29)	—	(.29)	56.24	18.40		2,894		.82		.82		.38
9/30/2016	45.42	.16	5.05	5.21	—	(2.83)	(2.83)	47.80	12.03		2,118		.82		.82		.36
Class F-3:
3/31/2021[5,6]	67.18	(.07)	17.64	17.57	—	(1.27)	(1.27)	83.48	26.24	[7]	4,317		.67	[8]	.67	[8]	(.18)[8]
9/30/2020	55.80	.07	13.80	13.87	—	(2.49)	(2.49)	67.18	25.44		3,065		.68		.68		.12
9/30/2019	60.54	.25	(1.68)	(1.43)	—	(3.31)	(3.31)	55.80	(1.02)		2,153		.70		.70		.46
9/30/2018	55.74	.24	7.06	7.30	—	(2.50)	(2.50)	60.54	13.49		1,856		.71		.71		.41
9/30/2017[5,14]	47.93	.25	7.56	7.81	—	—	—	55.74	16.30	[7]	1,221		.71	[8]	.71	[8]	.70 [8]
Class 529-A:
3/31/2021[5,6]	65.29	(.22)	17.14	16.92	—	(1.27)	(1.27)	80.94	25.98	[7]	2,099		1.06	[8]	1.06	[8]	(.58)[8]
9/30/2020	54.51	(.16)	13.43	13.27	—	(2.49)	(2.49)	65.29	24.95		1,662		1.09		1.09		(.28)
9/30/2019	59.47	.02	(1.67)	(1.65)	—	(3.31)	(3.31)	54.51	(1.43)		1,337		1.12		1.12		.03
9/30/2018	55.01	— [11]	6.96	6.96	—	(2.50)	(2.50)	59.47	13.05		1,430		1.11		1.11		— [12]
9/30/2017	46.74	.04	8.36	8.40	(.13)	—	(.13)	55.01	18.03		1,195		1.13		1.13		.08
9/30/2016	44.63	— [11]	4.94	4.94	—	(2.83)	(2.83)	46.74	11.64		1,024		1.17		1.17		— [12]

See end of table for footnotes.

38	SMALLCAP World Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net (loss) income to average net assets[3]
Class 529-C:
3/31/2021[5,6]	$57.17	$(.44)	$14.98	$14.54	$—	$(1.27)	$(1.27)	$70.44	25.53%[7]		$94		1.79%[8]		1.79%[8]		(1.31)%[8]
9/30/2020	48.35	(.49)	11.80	11.31	—	(2.49)	(2.49)	57.17	24.02		86		1.84		1.84		(.99)
9/30/2019	53.60	(.34)	(1.60)	(1.94)	—	(3.31)	(3.31)	48.35	(2.17)		185		1.86		1.86		(.72)
9/30/2018	50.18	(.42)	6.34	5.92	—	(2.50)	(2.50)	53.60	12.19		230		1.88		1.88		(.81)
9/30/2017	42.85	(.32)	7.65	7.33	—	—	—	50.18	17.11		314		1.91		1.91		(.70)
9/30/2016	41.45	(.31)	4.54	4.23	—	(2.83)	(2.83)	42.85	10.78		286		1.96		1.96		(.78)
Class 529-E:
3/31/2021[5,6]	62.89	(.29)	16.51	16.22	—	(1.27)	(1.27)	77.84	25.88	[7]	78		1.26	[8]	1.26	[8]	(.78)[8]
9/30/2020	52.68	(.26)	12.96	12.70	—	(2.49)	(2.49)	62.89	24.70		62		1.28		1.28		(.47)
9/30/2019	57.73	(.09)	(1.65)	(1.74)	—	(3.31)	(3.31)	52.68	(1.64)		58		1.31		1.31		(.17)
9/30/2018	53.57	(.12)	6.78	6.66	—	(2.50)	(2.50)	57.73	12.82		64		1.32		1.32		(.22)
9/30/2017	45.53	(.06)	8.14	8.08	(.04)	—	(.04)	53.57	17.77		59		1.35		1.35		(.13)
9/30/2016	43.63	(.09)	4.82	4.73	—	(2.83)	(2.83)	45.53	11.39		53		1.38		1.38		(.21)
Class 529-T:
3/31/2021[5,6]	66.67	(.14)	17.51	17.37	—	(1.27)	(1.27)	82.77	26.14	[7,9]	—	[10]	.85	[8,9]	.85	[8,9]	(.37)[8,9]
9/30/2020	55.49	(.03)	13.70	13.67	—	(2.49)	(2.49)	66.67	25.21	[9]	—	[10]	.85	[9]	.85	[9]	(.05)[9]
9/30/2019	60.32	.15	(1.67)	(1.52)	—	(3.31)	(3.31)	55.49	(1.17)[9]		—	[10]	.87	[9]	.87	[9]	.28 [9]
9/30/2018	55.63	.13	7.06	7.19	—	(2.50)	(2.50)	60.32	13.30	[9]	—	[10]	.88	[9]	.88	[9]	.22 [9]
9/30/2017[5,13]	49.61	.12	5.90	6.02	—	—	—	55.63	12.13	[7,9]	—	[10]	.45	[7,9]	.45	[7,9]	.22 [7,9]
Class 529-F-1:
3/31/2021[5,6]	66.57	(.14)	17.49	17.35	—	(1.27)	(1.27)	82.65	26.15	[7,9]	—	[10]	.80	[8,9]	.80	[8,9]	(.42)[8,9]
9/30/2020	55.41	(.03)	13.68	13.65	—	(2.49)	(2.49)	66.57	25.21		181		.86		.86		(.05)
9/30/2019	60.26	.15	(1.69)	(1.54)	—	(3.31)	(3.31)	55.41	(1.22)		146		.88		.88		.27
9/30/2018	55.58	.13	7.05	7.18	—	(2.50)	(2.50)	60.26	13.31		136		.89		.89		.22
9/30/2017	47.23	.15	8.43	8.58	(.23)	—	(.23)	55.58	18.26		113		.92		.92		.30
9/30/2016	44.98	.09	4.99	5.08	—	(2.83)	(2.83)	47.23	11.85		90		.96		.96		.22
Class 529-F-2:
3/31/2021[5,6,15]	65.50	(.10)	18.08	17.98	—	(1.27)	(1.27)	82.21	27.52	[7]	241		.33	[7]	.33	[7]	(.13)[7]
Class 529-F-3:
3/31/2021[5,6,15]	65.50	(.07)	18.08	18.01	—	(1.27)	(1.27)	82.24	27.56	[7]	—	[10]	.35	[7]	.30	[7]	(.09)[7]
Class R-1:
3/31/2021[5,6]	58.09	(.44)	15.23	14.79	—	(1.27)	(1.27)	71.61	25.55	[7]	34		1.77	[8]	1.77	[8]	(1.29)[8]
9/30/2020	49.08	(.50)	12.00	11.50	—	(2.49)	(2.49)	58.09	24.07		28		1.79		1.79		(.98)
9/30/2019	54.32	(.33)	(1.60)	(1.93)	—	(3.31)	(3.31)	49.08	(2.12)		24		1.82		1.82		(.68)
9/30/2018	50.79	(.38)	6.41	6.03	—	(2.50)	(2.50)	54.32	12.26		30		1.81		1.81		(.72)
9/30/2017	43.34	(.29)	7.74	7.45	—	—	—	50.79	17.19		30		1.83		1.83		(.63)
9/30/2016	41.85	(.28)	4.60	4.32	—	(2.83)	(2.83)	43.34	10.89		33		1.85		1.85		(.68)

See end of table for footnotes.

SMALLCAP World Fund	39

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net (loss) income to average net assets[3]
Class R-2:
3/31/2021[5,6]	$58.16	$(.43)	$15.24	$14.81	$—	$(1.27)	$(1.27)	$71.70	25.56%[7]	$702		1.76%[8]		1.76%[8]		(1.28)%[8]
9/30/2020	49.12	(.49)	12.02	11.53	—	(2.49)	(2.49)	58.16	24.09	588		1.78		1.78		(.97)
9/30/2019	54.36	(.31)	(1.62)	(1.93)	—	(3.31)	(3.31)	49.12	(2.12)	542		1.79		1.79		(.65)
9/30/2018	50.82	(.37)	6.41	6.04	—	(2.50)	(2.50)	54.36	12.28	619		1.79		1.79		(.70)
9/30/2017	43.35	(.27)	7.74	7.47	—	—	—	50.82	17.23	628		1.80		1.80		(.60)
9/30/2016	41.85	(.27)	4.60	4.33	—	(2.83)	(2.83)	43.35	10.89	616		1.84		1.84		(.67)
Class R-2E:
3/31/2021[5,6]	64.83	(.37)	17.00	16.63	—	(1.27)	(1.27)	80.19	25.74 [7]	46		1.47	[8]	1.47	[8]	(.99)[8]
9/30/2020	54.34	(.38)	13.36	12.98	—	(2.49)	(2.49)	64.83	24.46	35		1.48		1.48		(.67)
9/30/2019	59.52	(.18)	(1.69)	(1.87)	—	(3.31)	(3.31)	54.34	(1.82)	28		1.50		1.50		(.34)
9/30/2018	55.26	(.22)	6.98	6.76	—	(2.50)	(2.50)	59.52	12.61	24		1.50		1.50		(.38)
9/30/2017	47.07	(.14)	8.40	8.26	(.07)	—	(.07)	55.26	17.57	16		1.51		1.51		(.27)
9/30/2016	45.04	(.08)	4.94	4.86	—	(2.83)	(2.83)	47.07	11.32	6		1.51		1.51		(.20)
Class R-3:
3/31/2021[5,6]	62.68	(.30)	16.44	16.14	—	(1.27)	(1.27)	77.55	25.83 [7]	971		1.31	[8]	1.31	[8]	(.83)[8]
9/30/2020	52.54	(.28)	12.91	12.63	—	(2.49)	(2.49)	62.68	24.65	806		1.33		1.33		(.52)
9/30/2019	57.60	(.10)	(1.65)	(1.75)	—	(3.31)	(3.31)	52.54	(1.67)	757		1.34		1.34		(.20)
9/30/2018	53.47	(.14)	6.77	6.63	—	(2.50)	(2.50)	57.60	12.79	852		1.35		1.35		(.25)
9/30/2017	45.45	(.07)	8.13	8.06	(.04)	—	(.04)	53.47	17.74	844		1.35		1.35		(.14)
9/30/2016	43.56	(.09)	4.81	4.72	—	(2.83)	(2.83)	45.45	11.41	783		1.39		1.39		(.22)
Class R-4:
3/31/2021[5,6]	65.68	(.20)	17.24	17.04	—	(1.27)	(1.27)	81.45	26.04 [7]	1,015		1.01	[8]	1.01	[8]	(.53)[8]
9/30/2020	54.78	(.12)	13.51	13.39	—	(2.49)	(2.49)	65.68	25.03	835		1.02		1.02		(.21)
9/30/2019	59.71	.06	(1.68)	(1.62)	—	(3.31)	(3.31)	54.78	(1.37)	791		1.04		1.04		.11
9/30/2018	55.18	.03	7.00	7.03	—	(2.50)	(2.50)	59.71	13.13	894		1.04		1.04		.05
9/30/2017	46.89	.08	8.38	8.46	(.17)	—	(.17)	55.18	18.12	865		1.05		1.05		.17
9/30/2016	44.71	.04	4.97	5.01	—	(2.83)	(2.83)	46.89	11.76	764		1.07		1.07		.10
Class R-5E:
3/31/2021[5,6]	66.64	(.13)	17.50	17.37	—	(1.27)	(1.27)	82.74	26.15 [7]	121		.81	[8]	.81	[8]	(.33)[8]
9/30/2020	55.44	(.01)	13.70	13.69	—	(2.49)	(2.49)	66.64	25.28	84		.82		.82		(.02)
9/30/2019	60.26	.18	(1.69)	(1.51)	—	(3.31)	(3.31)	55.44	(1.16)	39		.84		.84		.32
9/30/2018	55.55	.18	7.03	7.21	—	(2.50)	(2.50)	60.26	13.38	28		.84		.84		.31
9/30/2017	47.30	.18	8.42	8.60	(.35)	—	(.35)	55.55	18.33	12		.84		.84		.36
9/30/2016[5,16]	47.09	.12	2.92	3.04	—	(2.83)	(2.83)	47.30	7.01 [7]	—	[10]	.96	[8]	.95	[8]	.32 [8]
Class R-5:
3/31/2021[5,6]	68.86	(.09)	18.08	17.99	—	(1.27)	(1.27)	85.58	26.21 [7]	495		.71	[8]	.71	[8]	(.23)[8]
9/30/2020	57.16	.06	14.13	14.19	—	(2.49)	(2.49)	68.86	25.40	406		.72		.72		.09
9/30/2019	61.94	.22	(1.69)	(1.47)	—	(3.31)	(3.31)	57.16	(1.06)	376		.74		.74		.40
9/30/2018	56.99	.21	7.24	7.45	—	(2.50)	(2.50)	61.94	13.46	436		.75		.75		.36
9/30/2017	48.40	.24	8.64	8.88	(.29)	—	(.29)	56.99	18.48	424		.75		.75		.47
9/30/2016	45.94	.18	5.11	5.29	—	(2.83)	(2.83)	48.40	12.09	359		.77		.77		.41
Class R-6:
3/31/2021[5,6]	68.15	(.07)	17.90	17.83	—	(1.27)	(1.27)	84.71	26.26 [7]	13,422		.66	[8]	.66	[8]	(.18)[8]
9/30/2020	56.56	.08	14.00	14.08	—	(2.49)	(2.49)	68.15	25.47	11,166		.67		.67		.14
9/30/2019	61.31	.26	(1.70)	(1.44)	—	(3.31)	(3.31)	56.56	(1.02)	8,031		.69		.69		.47
9/30/2018	56.40	.25	7.16	7.41	—	(2.50)	(2.50)	61.31	13.53	7,039		.69		.69		.42
9/30/2017	47.93	.26	8.54	8.80	(.33)	—	(.33)	56.40	18.51	5,289		.70		.70		.51
9/30/2016	45.49	.21	5.06	5.27	—	(2.83)	(2.83)	47.93	12.15	3,403		.71		.71		.48

	Six months
	ended
	March 31,	Year ended September 30,
	2021[5,6,7]	2020	2019	2018	2017	2016
Portfolio turnover rate for all share classes[17]	19%	38%	39%	35%	32%	29%

See end of table for footnotes.

40	SMALLCAP World Fund

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Amount less than $.01.
[12]	Amount less than .01%.
[13]	Class T and 529-T shares began investment operations on April 7, 2017.
[14]	Class F-3 shares began investment operations on January 27, 2017.
[15]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[16]	Class R-5E shares began investment operations on November 20, 2015.
[17]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

SMALLCAP World Fund	41

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2020, through March 31, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

42	SMALLCAP World Fund

Expense example (continued)

	Beginning account value 10/1/2020	Ending account value 3/31/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,260.14	$5.75	1.02%
Class A – assumed 5% return	1,000.00	1,019.85	5.14	1.02
Class C – actual return	1,000.00	1,255.68	9.90	1.76
Class C – assumed 5% return	1,000.00	1,016.16	8.85	1.76
Class T – actual return	1,000.00	1,261.57	4.45	.79
Class T – assumed 5% return	1,000.00	1,020.99	3.98	.79
Class F-1 – actual return	1,000.00	1,259.99	5.92	1.05
Class F-1 – assumed 5% return	1,000.00	1,019.70	5.29	1.05
Class F-2 – actual return	1,000.00	1,261.74	4.34	.77
Class F-2 – assumed 5% return	1,000.00	1,021.09	3.88	.77
Class F-3 – actual return	1,000.00	1,262.42	3.78	.67
Class F-3 – assumed 5% return	1,000.00	1,021.59	3.38	.67
Class 529-A – actual return	1,000.00	1,259.84	5.97	1.06
Class 529-A – assumed 5% return	1,000.00	1,019.65	5.34	1.06
Class 529-C – actual return	1,000.00	1,255.31	10.06	1.79
Class 529-C – assumed 5% return	1,000.00	1,016.01	9.00	1.79
Class 529-E – actual return	1,000.00	1,258.82	7.10	1.26
Class 529-E – assumed 5% return	1,000.00	1,018.65	6.34	1.26
Class 529-T – actual return	1,000.00	1,261.44	4.79	.85
Class 529-T – assumed 5% return	1,000.00	1,020.69	4.28	.85
Class 529-F-1 – actual return	1,000.00	1,261.51	4.51	.80
Class 529-F-1 – assumed 5% return	1,000.00	1,020.94	4.03	.80
Class 529-F-2 – actual return†	1,000.00	1,261.53	3.79	.81
Class 529-F-2 – assumed 5% return†	1,000.00	1,020.89	4.08	.81
Class 529-F-3 – actual return†	1,000.00	1,262.08	3.37	.72
Class 529-F-3 – assumed 5% return†	1,000.00	1,021.34	3.63	.72
Class R-1 – actual return	1,000.00	1,255.51	9.95	1.77
Class R-1 – assumed 5% return	1,000.00	1,016.11	8.90	1.77
Class R-2 – actual return	1,000.00	1,255.62	9.90	1.76
Class R-2 – assumed 5% return	1,000.00	1,016.16	8.85	1.76
Class R-2E – actual return	1,000.00	1,257.39	8.27	1.47
Class R-2E – assumed 5% return	1,000.00	1,017.60	7.39	1.47
Class R-3 – actual return	1,000.00	1,258.32	7.38	1.31
Class R-3 – assumed 5% return	1,000.00	1,018.40	6.59	1.31
Class R-4 – actual return	1,000.00	1,260.37	5.69	1.01
Class R-4 – assumed 5% return	1,000.00	1,019.90	5.09	1.01
Class R-5E – actual return	1,000.00	1,261.48	4.57	.81
Class R-5E – assumed 5% return	1,000.00	1,020.89	4.08	.81
Class R-5 – actual return	1,000.00	1,262.10	4.00	.71
Class R-5 – assumed 5% return	1,000.00	1,021.39	3.58	.71
Class R-6 – actual return	1,000.00	1,262.56	3.72	.66
Class R-6 – assumed 5% return	1,000.00	1,021.64	3.33	.66

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the share class began investment operations on October 30, 2020. The “assumed 5% return” line is based on 182 days.

SMALLCAP World Fund	43

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

44	SMALLCAP World Fund

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of SMALLCAP World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MCSI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: May 28, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: May 28, 2021

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: May 28, 2021